UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2021

Date of reporting period:	August 1, 2020 — January 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Premier Income Trust

Semiannual report
1 | 31 | 21

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 21

Message from the Trustees

March 17, 2021

Dear Fellow Shareholder:

The continuing hardships of the global Covid-19 pandemic remain a concern for the economy, but we have optimism for the year ahead. Infection rates have declined in early 2021. In the United States, fiscal stimulus enacted in December is reaching people and President Biden is urging Congress to provide even more support. Worldwide, more than 140 million vaccinations are just the beginning of a massive effort to counter the pandemic.

While many challenges remain, the economy is rebounding, the stock market has reached new highs, and interest rates remain low. Conditions appear to be in place for rising employment rates and increasing business activity later in the year. Businesses and policy makers need to steer a careful course, but we believe it is reasonable to anticipate improvement.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 30 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

2 Premier Income Trust

Allocations are shown as a percentage of the fund’s net assets as of 1/31/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Premier Income Trust 3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–13 for additional performance information, including fund returns at market price.

Index and Lipper results should be compared with fund performance at NAV.

* Source: Bloomberg Index Services Limited.

** Source: Lipper, a Refinitiv company.

† The fund’s primary benchmark (ICE BofA U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

‡ Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/21. See above and pages 11–13 for additional fund performance information. Index descriptions can be found on pages 14–15.

* Source: Bloomberg Index Services Limited.

4 Premier Income Trust

Bill, how would you summarize the fund’s investment environment during the reporting period?

The period began on a strong note, with risk assets broadly gaining in August. Positive earnings reports from several sectors, progress on Covid-19 vaccines, and supportive policy — including a historic stimulus package passed by the European Union — generally bolstered risk appetites. A shift in the U.S. Federal Reserve’s [Fed] inflation framework, under which the Fed will allow inflation to exceed its 2% target while continuing to support the economy, helped boost investor optimism.

Risk assets pulled back moderately in September, partly due to increased global economic concerns stemming from an upsurge in virus cases. Fading hope for another U.S. stimulus package and uncertainty surrounding the upcoming U.S. elections also weighed on investor sentiment.

During the second half of the period, news of multiple Covid-19 vaccines fueled hopes of returning to more normalcy in the economy, markets, and society. As the period came to a close, optimism about a $1.9 billion stimulus

Premier Income Trust 5

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/21. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

program proposed by the Biden administration, along with continued policy support from the Fed, further lifted market sentiment.

For the period as a whole, credit performed well, with spreads tightening across the quality spectrum. [Bond prices rise as spreads tighten and fall as spreads widen.] Yields on longer-term U.S. Treasuries rose, muting returns of indexes with a heavier government weighting. Within this environment, high-yield corporate bonds outpaced the broad investment-grade fixed-income market. Emerging-market [EM] debt also performed well, but trailed high-yield credit in U.S.-dollar terms. Convertible securities — which combine features of stocks and bonds — posted outsized gains.

The fund advanced strongly for the six-month period. Which holdings and strategies drove its performance?

Before I discuss performance, I think it’s important to highlight that the fund continued to invest outside the constraints of traditional fixed-income benchmarks, such as the Bloomberg Barclays U.S. Aggregate Bond Index. Our goal is to seek what we consider to be the best investment opportunities based on risk rather than asset class. These risks include interest rate, credit, prepayment, and liquidity.

In terms of specific strategies, our corporate credit holdings — primarily high-yield bonds and convertible securities — added the most value this period. Reflecting investor demand for risk, spreads on corporate securities continued to tighten.

Mortgage credit holdings also contributed substantially, led by our exposure to commercial mortgage-backed securities [CMBS]. January marked the sixth straight month that credit-driven mortgage securities aided the fund following a pullback in July.

Within CMBS, synthetic exposure via CMBX helped the most, complemented by cash

6 Premier Income Trust

bonds. [CMBX is a group of tradeable indexes that each reference a basket of 25 CMBS issued in a particular year.] While there continues to be a degree of negative sentiment toward certain property types, most notably hotels and malls, the availability of Covid-19 vaccines has sparked optimism that social-distancing measures could be meaningfully eased by the middle of 2021.

Positions in agency credit-risk transfer [CRT] securities also aided performance. A variety of factors helped agency CRTs, including housing-related government policy measures in response to Covid-19, housing market strength, and optimism about the reopening of the economy. CRTs also benefited from a growing borrower base capitalizing on lower mortgage interest rates and improved home affordability.

Holdings of EM debt across a number of countries provided a further notable boost to performance. Investments in Senegal, the Ivory Coast, the Dominican Republic, and Egypt were the top contributors. As noted above, the sector rallied in step with healthier risk dynamics and demand for higher-yielding securities.

What about strategies targeting prepayment risk?

They also contributed this period, driven by our mortgage-basis positioning. This strategy reflects our view on the yield differential between prevailing mortgage rates and U.S. Treasuries. The strategy added value as spreads on agency pass-throughs tightened during the period [meaning their prices rose relative to Treasuries].

Despite an uptick in prepayment speeds on the mortgages underlying these securities, demand remained consistent as investors embraced risk to access higher yields. Also, increased confidence that prepayment speeds may have leveled off gave investors greater assurance in their ability to build models that accurately anticipate speeds going forward.

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 1/31/21. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Premier Income Trust 7

What detracted from performance?

Our interest-rate and yield-curve strategy was the lone meaningful detractor this period. Rising interest rates and a steepening of the yield curve worked against the fund’s positioning.

How did you use derivatives during the period?

We used CMBX credit default swaps [CDS] to gain exposure to CMBS. We also used CDS to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our collateralized mortgage obligation [CMO] holdings, and to help manage overall downside risk. In addition, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk.

What is your near-term outlook?

As of January 31, there was significant optimism for 2021. We believe investors will remain focused on vaccine rollouts, corporate earnings, fiscal stimulus, and any change in stance from the Fed to see if that optimism remains justified as we progress through 2021.

In terms of our views on the various sectors in which the fund invests, we have a relatively positive medium-term outlook for corporate credit. We believe there are factors that will be supportive for the U.S. corporate bond market, such as demand for comparatively higher U.S. yields in the face of much lower yields globally.

Within the CMBS market, we believe borrowers with access to capital will continue to make investments in properties that were performing

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

8 Premier Income Trust

well before the pandemic hampered their revenue streams. As a result, we continue to have conviction in the fund’s CMBX exposure. We believe current valuations fairly compensate investors for existing risk levels and provide an attractive risk premium.

Within residential mortgage credit, against the backdrop of robust home sales and a rebound in mortgage originations, we continue to find value across numerous market segments.

In non-U.S. sovereign debt in both developed and emerging markets, we continue to favor countries that we believe have responded effectively to Covid-19.

In prepayment-sensitive areas of the market, we continue to find value in agency interest-only [IO] collateralized mortgage obligations and inverse IOs backed by jumbo loans and more seasoned collateral. Overall, we view prepayment-related opportunities as attractive sources of diversification for the fund.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. Disclosures provide only a summary of certain changes that have occurred in the past fiscal period, which may not reflect all of the changes that have occurred since an investor purchased the fund. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Premier Income Trust 9

those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

Due to reduced income within the fund’s portfolio, the fund decreased its targeted distribution rate in December 2020. The fund currently expects to make monthly distributions of $0.026 per share, down from $0.035 per share. The fund’s targeted distribution rate may change from time to time or be discontinued, depending on market conditions and other factors.

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

10 Premier Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 1/31/21

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.45%	48.84%	4.06%	32.76%	5.83%	9.36%	3.03%	–0.69%	7.50%
Market price	6.48	41.80	3.55	38.94	6.80	11.84	3.80	–7.64	1.79

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 1/31/21

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	—*	6.81%	0.66%	6.27%	1.22%	4.94%	1.62%	0.61%	0.06%
Bloomberg Barclays
Government Bond	5.76%	36.58	3.17	16.72	3.14	16.81	5.32	4.42	–2.62
Index
Lipper General Bond
Funds (closed-end)	7.31	120.75	7.89	55.45	9.11	19.41	6.06	5.26	11.05
category average†

Index and Lipper results should be compared to fund performance at net asset value.

* The fund’s primary benchmark (ICE BofA U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/21, there were 62, 56, 36, 29, 18, and 3 funds, respectively, in this Lipper category.

Premier Income Trust 11

Fund price and distribution information For the six-month period ended 1/31/21

Distributions
Number	6
Income	$0.192
Capital gains	—
Total	$0.192
Share value	NAV	Market price
7/31/20	$4.80	$4.74
1/31/21	4.96	4.63
Current dividend rate*	6.29%	6.74%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/20

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.46%	50.70%	4.19%	26.70%	4.85%	11.09%	3.57%	–1.09%	8.17%
Market price	6.49	46.58	3.90	33.33	5.92	9.53	3.08	–6.65	2.41

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

12 Premier Income Trust

Consider these risks before investing

Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Premier Income Trust 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

14 Premier Income Trust

CMBX Index is a group of tradeable indexes that reference a basket of 25 CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Premier Income Trust 15

Other information for shareholders

Important notice regarding share repurchase program

In September 2020, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2020, up to 10% of the fund’s common shares outstanding as of September 30, 2020.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2021, Putnam employees had approximately $541,000,000 and the Trustees had approximately $76,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Premier Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Premier Income Trust 17

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

18 Premier Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Premier Income Trust 19

The fund’s portfolio 1/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (75.6%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$164,023	$188,286
5.00%, with due dates from 5/20/49 to 3/20/50	513,815	580,693
4.50%, with due dates from 10/20/49 to 1/20/50	314,177	349,629
4.00%, TBA, 2/1/51	9,000,000	9,618,750
4.00%, with due dates from 8/20/49 to 1/20/50	364,981	405,728
3.50%, with due dates from 8/20/49 to 3/20/50	1,463,492	1,603,872
		12,746,958
U.S. Government Agency Mortgage Obligations (73.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	255,611	285,875
4.50%, 5/1/49	83,581	92,459
Uniform Mortgage-Backed Securities
5.50%, TBA, 2/1/51	5,000,000	5,575,050
4.50%, TBA, 2/1/51	5,000,000	5,432,813
4.00%, TBA, 2/1/51	64,000,000	68,600,000
3.50%, TBA, 3/1/51	59,000,000	62,710,545
3.50%, TBA, 2/1/51	79,000,000	83,925,160
3.00%, TBA, 2/1/51	53,000,000	55,724,529
2.50%, TBA, 2/1/51	35,000,000	36,853,908
2.00%, TBA, 2/1/51	46,000,000	47,451,875
1.50%, TBA, 2/1/51	4,000,000	4,012,500
		370,664,714
Total U.S. government and agency mortgage obligations (cost $382,462,949)		$383,411,672

	Principal
U.S. TREASURY OBLIGATIONS (0.3%)*	amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 1/15/30 [i]	$114,303	$129,564
U.S. Treasury Notes
1.875%, 2/28/22 [i]	723,000	742,521
1.75%, 1/31/23 [i]	285,000	294,220
1.625%, 9/30/26[i]	126,000	134,250
Total U.S. treasury obligations (cost $1,300,555)		$1,300,555

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)*	amount	Value
Agency collateralized mortgage obligations (22.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 25.284%, 4/15/37	$51,700	$95,646
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.333%, 11/15/35	105,915	188,529
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.65%), 6.524%, 4/15/40	2,436,339	231,574
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.12%, 9/25/50	14,803,709	2,891,312
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.074%, 12/15/47	3,743,230	449,188

20 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.974%, 8/15/56	$7,494,652	$1,742,507
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.974%, 4/15/47	1,766,578	337,981
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.92%, 1/25/50	12,217,057	1,936,626
REMICs Ser. 4813, IO, 5.50%, 8/15/48	4,390,340	914,414
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,553,772	383,066
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	10,913,823	1,775,430
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,384,926	176,183
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	765,508	85,717
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,153,652	112,662
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,059,366	198,143
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,756,418	320,434
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,920,839	480,843
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,977,825	255,897
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	902,885	9,665
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	5,056,267	360,259
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	3,127,594	182,723
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	904,180	51,990
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	1,568,264	29,811
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,108,835	82,751
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,025,643	65,102
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	21,224,949	2,673,053
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	4,685,694	432,208
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,132,787	133,565
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	770,131	23,381
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO,
0.38%, 7/25/43 W	1,975,242	19,752
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,951	1,755
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 39.12%, 7/25/36	71,668	137,602
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.657%, 6/25/37	77,179	135,835
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 22.807%, 2/25/38	60,783	83,062
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.86%, 8/25/35	57,012	78,493
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 17.056%, 11/25/34	63,071	75,685
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR)
+ 6.45%), 6.32%, 4/25/42	1,383,391	240,024
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR)
+ 6.40%), 6.27%, 4/25/40	1,173,486	232,983
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.12%, 3/25/48	5,913,920	1,050,774
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.07%, 6/25/48	13,715,856	2,053,168

Premier Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.02%, 5/25/47	$12,992,892	$2,269,209
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.02%, 10/25/41	442,595	26,089
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,238,022	692,327
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	3,067,069	585,050
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	83,572	73
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.97%, 12/25/46	4,894,875	973,144
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.97%, 5/25/39	16,002,018	2,885,404
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.92%, 8/25/49	6,893,638	1,042,697
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 3/25/50	8,680,579	1,690,977
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.87%, 11/25/49	14,173,097	1,984,234
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 5.95%), 5.82%, 2/25/43	3,688,037	739,719
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.90%), 5.77%, 10/25/41	3,080,404	508,899
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	143,750	23,898
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	5,056,469	962,297
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	434,432	71,666
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	16,858,582	2,724,313
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	602,184	120,696
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,430,317	97,213
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	25,026,588	3,702,127
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	2,042,664	212,661
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	882,142	34,119
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,491,165	123,229
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	5,396,661	750,439
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,489,818	176,037
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,147,808	125,754
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,127,579	90,206
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,119,995	54,202
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,389,277	64,132
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,678,230	109,515
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	898,530	20,712
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	1,281,230	27,162
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	6,013	5,472
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%),
6.169%, 9/20/50	10,074,327	2,287,285
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%),
6.049%, 4/20/44	6,487,830	1,393,744
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.019%, 7/20/50	8,982,516	1,343,054

22 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.019%, 1/20/49	$7,799,113	$1,192,791
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.019%, 9/20/43	748,316	153,989
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.969%, 5/20/50	10,364,202	1,644,294
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.969%, 4/20/50	11,032,891	2,043,967
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.969%, 8/20/49	11,678,610	1,890,884
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.969%, 7/20/49	11,222,713	1,687,335
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 2/20/50	1,611,107	192,042
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 1/20/50	6,054,305	1,029,509
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 12/20/49	6,795,236	1,004,875
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 9/20/49	11,479,222	1,829,801
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 8/20/49	806,195	114,516
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.919%, 6/20/49	718,393	88,049
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
5.819%, 7/20/40	7,311,751	1,222,737
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
5.469%, 8/20/44	3,084,701	551,962
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,371,533	250,305
Ser. 16-42, IO, 5.00%, 2/20/46	3,524,125	624,456
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,967,468	516,445
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	5,882,619	1,078,461
Ser. 14-76, IO, 5.00%, 5/20/44	1,383,711	234,135
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,050,688	186,497
Ser. 12-146, IO, 5.00%, 12/20/42	965,117	184,318
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,394,528	255,186
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	998,362	182,867
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,532,208	859,715
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,319,572	431,927
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	4,636,236	870,703
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	834,680	152,628
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,503,346	504,830
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,906,220	266,510
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,931,604	410,776
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,866,945	165,355
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,440,786	276,343
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,932,341	325,414
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	2,304,742	258,569
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,896,394	295,066

Premier Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	$382,880	$31,170
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,687,764	289,973
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,892,486	168,610
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	3,136,590	514,589
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,731,905	285,293
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,956,913	301,664
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,183,989	182,097
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,167,216	215,433
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,213,566	81,693
Ser. 16-29, IO, 4.00%, 2/16/46	1,638,701	260,247
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	4,138,903	609,205
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,912,380	524,228
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,834,412	355,940
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,474,902	270,705
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	7,628,145	1,003,461
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	5,164,153	272,210
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	916,099	135,782
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,487,862	245,066
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	910,415	124,410
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	821,896	123,363
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,139,676	303,118
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	809,315	24,279
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,638,067	200,229
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,688,336	175,238
Ser. 13-76, IO, 3.50%, 5/20/43	2,797,230	330,521
Ser. 13-28, IO, 3.50%, 2/20/43	822,257	65,813
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,278,633	121,815
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,950,321	188,030
Ser. 13-14, IO, 3.50%, 12/20/42	4,173,412	361,251
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	818,626	76,812
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	2,405,684	371,786
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	3,195,938	488,112
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	3,373,691	520,890
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,417,626	237,212
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,840,985	184,000
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,111,182	202,227
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,785,027	40,552
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	5,306,532	328,846
Ser. 15-H10, Class BI, IO, 3.033%, 4/20/65 W	5,441,900	470,659
Ser. 16-H09, Class BI, IO, 2.98%, 4/20/66 W	9,728,154	922,064
Ser. 16-H18, Class QI, IO, 2.963%, 6/20/66 W	6,353,586	617,340
Ser. 17-H16, Class JI, IO, 2.713%, 8/20/67 W	18,246,796	1,973,628
Ser. 18-H15, Class KI, IO, 2.704%, 8/20/68 W	7,668,005	779,422
Ser. 17-H12, Class QI, IO, 2.602%, 5/20/67 W	7,766,820	706,493
Ser. 15-H15, Class BI, IO, 2.595%, 6/20/65 W	4,711,242	423,654
Ser. 17-H16, Class FI, IO, 2.574%, 8/20/67 W	6,656,470	603,715
Ser. 16-H02, Class HI, IO, 2.529%, 1/20/66 W	9,433,124	614,096
Ser. 16-H17, Class KI, IO, 2.527%, 7/20/66 W	4,385,909	383,587

24 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H16, Class EI, IO, 2.494%, 6/20/66 W	$6,652,459	$591,404
Ser. 16-H03, Class AI, IO, 2.466%, 1/20/66 W	7,345,404	538,749
Ser. 16-H10, Class AI, IO, 2.441%, 4/20/66 W	16,389,284	965,788
Ser. 16-H23, Class NI, IO, 2.368%, 10/20/66 W	24,919,661	2,255,229
Ser. 17-H16, Class IH, IO, 2.362%, 7/20/67 W	12,076,897	883,292
Ser. 16-H22, Class AI, IO, 2.32%, 10/20/66 W	9,625,520	895,385
Ser. 17-H08, Class NI, IO, 2.21%, 3/20/67 W	11,388,338	1,012,423
Ser. 15-H20, Class CI, IO, 2.196%, 8/20/65 W	8,537,147	826,823
Ser. 17-H09, IO, 2.189%, 4/20/67 W	11,039,346	861,400
Ser. 16-H06, Class DI, IO, 2.186%, 7/20/65	11,503,020	744,694
Ser. 15-H24, Class AI, IO, 2.173%, 9/20/65 W	6,842,316	531,025
Ser. 17-H06, Class BI, IO, 2.13%, 2/20/67 W	8,874,333	854,431
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67 W	4,410,996	411,546
Ser. 16-H03, Class DI, IO, 2.03%, 12/20/65 W	7,849,304	552,379
Ser. 17-H16, Class IG, IO, 1.989%, 7/20/67 W	16,561,389	1,197,488
Ser. 17-H11, Class DI, IO, 1.915%, 5/20/67 W	8,292,737	764,002
Ser. 16-H06, Class CI, IO, 1.879%, 2/20/66 W	10,201,827	575,761
Ser. 15-H25, Class EI, IO, 1.869%, 10/20/65 W	6,205,273	478,427
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65 W	7,099,182	554,446
FRB Ser. 15-H08, Class CI, IO, 1.807%, 3/20/65 W	5,416,273	412,048
Ser. 15-H23, Class BI, IO, 1.765%, 9/20/65 W	8,250,598	589,918
Ser. 18-H03, Class XI, IO, 1.762%, 2/20/68 W	9,107,264	962,638
Ser. 16-H24, Class CI, IO, 1.711%, 10/20/66 W	5,732,147	429,659
Ser. 16-H14, IO, 1.698%, 6/20/66 W	6,492,615	409,626
Ser. 18-H05, Class AI, IO, 1.695%, 2/20/68 W	5,645,753	640,440
Ser. 13-H08, Class CI, IO, 1.636%, 2/20/63 W	8,652,489	360,809
Ser. 14-H21, Class BI, IO, 1.549%, 10/20/64 W	9,270,644	547,895
Ser. 18-H05, Class BI, IO, 1.532%, 2/20/68 W	9,476,035	1,063,093
Ser. 17-H02, Class BI, IO, 1.487%, 1/20/67 W	5,772,635	559,189
Ser. 18-H02, Class EI, IO, 0.912%, 1/20/68 W	13,517,773	1,516,525
Ser. 15-H26, Class CI, IO, 0.529%, 8/20/65 W	12,518,935	165,250
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,274	2,047
		112,489,162
Commercial mortgage-backed securities (7.8%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	854,000	755,140
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E,
3.25%, 8/15/52	802,000	668,519
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	2,285,000	1,793,725
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	1,026,000	790,020
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	471,685	471,553
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	828,000	445,634
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default) † W	225,261	162,188
FRB Ser. 06-PW14, Class XW, IO, 0.606%, 12/11/38 W	537,590	4,554
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47 W	1,068,000	1,035,161
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	2,081,343

Premier Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.938%, 4/10/47 W	$634,000	$686,177
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47 W	682,000	531,960
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47 W	769,000	776,814
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	1,755,510	489,079
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45 W	791,000	396,746
FRB Ser. 14-CR19, Class D, 4.708%, 8/10/47 W	810,000	752,821
FRB Ser. 18-COR3, Class D, 2.811%, 5/10/51 W	771,000	637,952
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 1.058%, 12/15/39 W	1,642,176	16
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 5.719%, 9/15/39 W	26,697	26,676
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	54,449	54,785
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.764%, 4/15/50 W	1,390,000	920,195
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.535%, 11/10/46 W	507,000	506,859
FRB Ser. 11-LC2A, Class D, 5.433%, 7/10/44 W	789,000	763,163
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D,
4.402%, 2/10/46 W	1,382,000	1,230,768
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.531%, 9/10/47 W	2,754,000	1,046,520
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class C, 4.099%, 7/15/45 W	571,000	564,867
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47 W	2,670,000	1,479,076
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46 W	1,277,000	747,641
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	1,265,000	855,815
FRB Ser. 14-C18, Class E, 4.294%, 2/15/47 W	914,000	370,643
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47 W	1,854,000	1,375,648
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	885,626
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C,
4.512%, 3/15/50 W	680,000	668,697
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46 W	1,312,000	1,013,472
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	517,961
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.28%, 2/12/51 W	757,000	113,550
FRB Ser. 11-C3, Class F, 5.70%, 2/15/46 W	1,113,000	260,790
FRB Ser. 11-C4, Class C, 5.342%, 7/15/46 W	514,000	514,751
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45 W	1,115,000	546,347
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,807,000	1,139,239
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 7.004%, 12/15/49 W	26,213	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	1,045,923	428,829
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46 W	1,900,000	171,000
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50 W	1,238,000	1,235,574

26 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46 W	$2,860,000	$2,138,325
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46 W	1,988,000	663,688
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	613,631
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	693,792	159,572
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	992,052	977,022
Multifamily Connecticut Avenue Securities Trust 144A FRB
Ser. 20-01, Class M10, 3.88%, 3/25/50	1,558,000	1,625,674
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%,
12/28/38 (In default) †	1,081,996	11
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	1,476,000	331,797
FRB Ser. 12-C4, Class D, 4.469%, 12/10/45 W	749,000	419,571
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	651,000	664,651
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	107,337	77,282
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46 W	456,000	182,400
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	327,190
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,560,000	716,800
FRB Ser. 12-C9, Class E, 4.81%, 11/15/45 W	739,000	504,743
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45 W	1,141,000	459,607
		39,779,858
Residential mortgage-backed securities (non-agency) (13.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.32%, 5/25/47	822,845	452,168
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.005%, 9/25/35 W	260,575	243,218
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%),
0.63%, 1/25/36	193,830	240,413
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%),
0.31%, 11/25/47	843,707	669,059
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.323%, 4/25/37 W	272,310	270,668
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
0.48%, 3/25/37	2,226,190	2,034,880
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.367%, 6/25/46 W	1,191,128	1,094,528
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
1.459%, 8/25/46	309,481	294,393
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.439%, 6/25/46	590,585	528,746
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%),
0.83%, 9/25/35	626,558	561,175
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%),
0.79%, 11/20/35	1,708,005	1,556,583

Premier Income Trust 27

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%),
0.51%, 8/25/46	$535,832	$546,549
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%),
0.51%, 8/25/46	741,720	619,336
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%),
0.51%, 8/25/46	3,696,987	3,630,812
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
0.34%, 4/25/47	614,903	453,409
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.38%), 0.51%, 12/25/36	777,840	401,460
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B,
(1 Month US LIBOR + 11.25%), 11.38%, 12/25/28	485,254	571,723
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 10.63%, 5/25/28	827,533	924,908
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 10.13%, 7/25/28	2,257,639	2,552,601
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.48%, 4/25/28	1,287,999	1,521,771
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B,
(1 Month US LIBOR + 9.20%), 9.33%, 10/25/27	728,716	842,250
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 7.68%, 12/25/27	1,321,475	1,451,052
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 6.48%, 9/25/28	193,106	204,601
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 5.08%, 7/25/29	570,000	609,777
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 3.98%, 3/25/29	640,000	661,990
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.43%, 9/25/30	1,321,499	1,325,627
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5,
Class B2, (US 30 Day Average SOFR + 11.50%), 11.582%, 10/25/50	491,000	605,464
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 11.38%, 4/25/49	298,000	330,957
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.13%, 10/25/48	327,000	367,272
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 10.88%, 1/25/49	315,000	351,754
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.63%, 3/25/49	252,000	264,059
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4,
Class B2, (1 Month US LIBOR + 10.00%), 10.13%, 8/25/50	966,000	1,139,880
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B2, (1 Month US LIBOR + 10.00%), 10.13%, 7/25/50	1,027,000	1,206,725
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.28%, 7/25/49	342,000	355,743
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2,
(1 Month US LIBOR + 7.75%), 7.88%, 9/25/48	389,000	404,560

28 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B1, (1 Month US LIBOR + 5.75%), 5.88%, 7/25/50	$689,000	$739,044
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	685,000	711,333
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	346,000	356,864
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 4.38%, 10/25/48	1,548,000	1,602,665
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1,
(1 Month US LIBOR + 3.90%), 4.03%, 9/25/48	420,000	429,370
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.83%, 12/25/30	599,000	614,759
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	390,145	393,051
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	280,406	281,633
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.43%, 10/25/48	304,200	305,170
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 12.88%, 10/25/28	238,811	292,521
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.38%, 9/25/28	2,305,718	2,793,311
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.88%, 10/25/28	1,291,749	1,573,061
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 11.88%, 8/25/28	837,451	1,017,939
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 10.88%, 1/25/29	269,053	322,722
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
(1 Month US LIBOR + 10.25%), 10.38%, 1/25/29	268,010	314,744
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B,
(1 Month US LIBOR + 9.25%), 9.38%, 4/25/29	398,089	445,215
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.03%, 10/25/28	1,435,811	1,509,238
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	2,298,391	2,440,676
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.68%, 4/25/28	282,627	296,694
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.63%, 9/25/29	1,459,000	1,552,722
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.13%, 7/25/25	278,728	284,117
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 4.98%, 10/25/29	2,039,000	2,197,761
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1,
(1 Month US LIBOR + 4.50%), 4.63%, 12/25/30	699,000	724,119
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.58%, 5/25/30	180,000	187,049

Premier Income Trust 29

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.58%, 2/25/30	$110,000	$114,675
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1,
(1 Month US LIBOR + 4.25%), 4.38%, 1/25/31	630,000	651,721
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	38,783	39,355
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.73%, 1/25/30	427,000	441,670
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 3.68%, 7/25/30	1,003,000	1,024,314
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2,
(1 Month US LIBOR + 3.00%), 3.13%, 10/25/29	2,100,778	2,135,665
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2,
(1 Month US LIBOR + 2.85%), 2.98%, 11/25/29	260,808	264,886
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 2.93%, 2/25/30	191,881	194,123
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 2.63%, 5/25/30	827,129	831,921
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.38%, 7/25/30	125,030	125,548
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 2.23%, 3/25/31	172,790	173,030
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1,
(1 Month US LIBOR + 4.10%), 4.23%, 9/25/31	578,000	591,295
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.38%, 1/25/40	459,000	448,042
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.58%, 7/25/31	114,922	115,285
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2,
(1 Month US LIBOR + 2.05%), 2.18%, 1/25/40	920,000	919,999
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 0.44%, 5/25/37	810,663	678,924
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.65%, 5/19/35	485,481	250,373
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 0.33%, 6/25/37	778,916	374,931
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	730,000	729,270
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B,
(1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	682,100	619,553
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 0.925%, 8/25/35	184,206	183,670
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 2.98%, 7/25/28 (Bermuda)	2,230,000	2,243,658
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR
+ 6.00%), 5.88%, 4/25/27 (Bermuda)	550,000	555,171
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.83%, 3/25/28 (Bermuda)	620,000	622,724

30 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
0.34%, 8/25/36	$799,805	$763,814
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.31%, 1/25/37	802,046	701,449
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	1,033,000	1,152,271
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	815,000	868,770
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35 W	246,969	242,520
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%),
1.11%, 10/25/45	481,394	475,298
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5,
Class 1A1, 3.90%, 4/25/36 W	188,467	185,047
		69,394,861
Total mortgage-backed securities (cost $242,755,965)		$221,663,881

	Principal
CORPORATE BONDS AND NOTES (22.5%)*	amount	Value
Basic materials (1.4%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$25,000	$26,253
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	329,000	359,844
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
notes 3.375%, 2/15/29	150,000	147,375
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes
4.50%, 11/15/26	90,000	93,993
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	190,000	192,415
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes
6.625%, 1/31/29	250,000	269,769
Boise Cascade Co. 144A company guaranty sr. unsec. notes
4.875%, 7/1/30	145,000	157,506
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	216,000	232,470
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	200,000	204,450
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 6.75%, 12/1/27	385,000	412,913
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	140,000	144,900
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	225,000	230,063
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)	295,000	307,169
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds
4.625%, 8/1/30 (Indonesia)	130,000	144,336
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
4.375%, 8/1/28 (Indonesia)	130,000	137,758
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)	65,000	81,250
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	453,000	462,060

Premier Income Trust 31

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Basic materials cont.
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	$392,000	$417,970
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/1/29 (Canada)	60,000	63,600
Ingevity Corp. 144A company guaranty sr. unsec. notes
3.875%, 11/1/28	185,000	185,231
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd
Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	50,000	51,625
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	200,000	212,500
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	143,000	146,575
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	115,000	116,978
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	164,000	168,115
Mercer International, Inc. 144A sr. unsec. notes 5.125%,
2/1/29 (Canada)	150,000	152,390
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	325,000	340,438
Novelis Corp. 144A company guaranty sr. unsec. notes
4.75%, 1/30/30	175,000	184,052
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	403,000	475,540
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	124,000	127,720
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	325,000	335,563
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	40,000	42,900
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes
5.125%, 3/1/29	100,000	102,126
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	267,000	289,751
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
4.875%, 6/15/27	180,000	188,765
		7,206,363
Capital goods (2.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 1/30/31	130,000	129,756
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	75,000	78,398
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 6.875%, 7/1/28	25,000	26,279
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	260,000	274,300
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	65,000	68,169
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27
(Luxembourg) ‡‡	200,000	209,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	470,000	484,688
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)	265,000	275,401
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	175,000	186,429
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	100,000	108,500

32 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Capital goods cont.
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	$175,000	$184,252
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26	570,000	591,005
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	347,000	421,605
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes
4.00%, 8/1/28 (Canada)	105,000	103,997
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	250,000	263,750
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	408,000	414,630
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25
(Canada) ‡‡	335,000	361,800
MasTec, Inc. 144A company guaranty sr. unsec. notes
4.50%, 8/15/28	255,000	268,592
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 6.625%, 5/13/27	105,000	113,760
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	393,000	418,541
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. unsec. notes 8.50%, 5/15/27	280,000	296,520
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	379,000	380,899
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	430,000	439,348
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	785,000	800,771
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26	465,000	506,664
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	25,000	28,125
TransDigm, Inc. company guaranty sr. unsec. sub. notes
5.50%, 11/15/27	330,000	340,481
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,512,000	1,594,616
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes
4.625%, 1/15/29	175,000	173,688
Vertical US Newco, Inc. 144A company guaranty sr. notes
5.25%, 7/15/27	360,000	378,000
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	395,000	407,838
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.25%, 6/15/28	245,000	275,224
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.125%, 6/15/25	125,000	136,250
		10,741,276
Communication services (2.3%)
Altice France SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	200,000	209,602
Altice France SA 144A company guaranty sr. notes 5.50%,
1/15/28 (France)	200,000	208,250
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	590,000	611,019
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 5.375%, 6/1/29	2,321,000	2,518,285

Premier Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 4.50%, 5/1/32	$185,000	$192,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 4.50%, 8/15/30	130,000	136,906
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.00%, 2/1/28	444,000	466,422
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25	185,000	188,700
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	270,000	290,588
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	220,000	237,050
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30	200,000	204,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	544,000	563,731
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	197,000	213,829
Frontier Communications Corp. 144A company guaranty sr. notes
5.875%, 10/15/27	195,000	209,996
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	235,000	247,925
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Luxembourg)	15,000	15,375
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	383,000	394,950
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.625%, 9/15/27	175,000	182,219
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 3.625%, 1/15/29	125,000	124,377
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	88,000	94,600
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	583,000	749,990
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	280,000	345,100
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	579,000	668,745
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	420,000	433,860
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	54,375	54,856
T-Mobile USA, Inc. company guaranty sr. unsec. bonds
2.875%, 2/15/31	175,000	176,621
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	43,000	45,813
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	100,000	102,535
T-Mobile USA, Inc. company guaranty sr. unsec. notes
2.625%, 2/15/29	125,000	125,650
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28	326,000	348,201
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26	125,000	127,875
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.875%, 4/15/30	110,000	124,450

34 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Communication services cont.
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.75%, 4/15/27		$280,000	$314,667
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	179,877
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30
(United Kingdom)		200,000	205,750
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	366,335
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$50,000	50,141
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)		150,000	157,322
			11,888,012
Consumer cyclicals (5.0%)
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	88,081
American Builders & Contractors Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28		130,000	134,063
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%,
4/1/27 ‡‡		235,000	233,825
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		135,000	139,556
Boyd Gaming Corp. company guaranty sr. unsec. notes
4.75%, 12/1/27		360,000	370,350
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)		120,000	126,600
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		115,000	130,525
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		125,000	131,875
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		165,000	161,288
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		420,000	403,725
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	53,703
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr.
notes 5.125%, 8/15/27		180,000	183,825
Cornerstone Building Brands, Inc. 144A company guaranty sr.
unsec. sub. notes 8.00%, 4/15/26		18,000	18,810
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		700,000	700,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
notes 5.375%, 8/15/26		526,000	424,745
eG Global Finance PLC 144A company guaranty sr. notes 6.75%,
2/7/25 (United Kingdom)		200,000	206,000
Entercom Media Corp. 144A company guaranty notes
6.50%, 5/1/27		544,000	557,600
Entercom Media Corp. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		228,000	230,850
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		336,000	408,636
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	217,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	273,975
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		95,000	106,323

Premier Income Trust 35

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Consumer cyclicals cont.
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		$169,000	$194,456
Gartner, Inc. 144A company guaranty sr. unsec. bonds
3.75%, 10/1/30		100,000	103,250
Gartner, Inc. 144A company guaranty sr. unsec. notes
4.50%, 7/1/28		50,000	52,735
Gray Television, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/15/30		130,000	129,675
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		259,000	282,310
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 5/15/25		105,000	111,694
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		270,000	284,959
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		196,000	204,962
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		281,000	289,714
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26		287,372	306,142
iHeartCommunications, Inc. company guaranty sr. unsec. notes
8.375%, 5/1/27		614,739	656,234
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		145,000	174,181
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		339,000	385,613
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		428,000	450,470
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		291,000	303,731
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		147,000	154,350
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		155,000	158,100
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	73,015
L Brands, Inc. company guaranty sr. unsec. notes 7.50%,
perpetual maturity		284,000	320,210
L Brands, Inc. company guaranty sr. unsec. sub. bonds
6.875%, 11/1/35		220,000	255,044
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		65,000	70,781
L Brands, Inc. 144A company guaranty sr. unsec. notes
9.375%, 7/1/25		50,000	61,750
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds
6.625%, 10/1/30		120,000	134,999
La Financiere Atalian SASU company guaranty sr. unsec. notes
Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	227,837
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$110,000	112,926
LHMC Finco SARL sr. notes Ser. REGS, 6.25%,
12/20/23 (Luxembourg)	EUR	235,000	278,442
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24		$404,000	412,080
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24		255,000	260,738

36 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		$218,000	$223,723
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	144,418
Macy’s, Inc. 144A company guaranty sr. unsec. notes
8.375%, 6/15/25		65,000	71,988
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		90,000	104,385
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.375%, 2/1/28		100,000	107,061
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)		355,000	373,638
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)		280,000	290,500
Mattel, Inc. 144A company guaranty sr. unsec. notes
5.875%, 12/15/27		380,000	419,037
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		498,000	500,490
Meredith Corp. 144A company guaranty sr. unsec. notes
6.50%, 7/1/25		240,000	253,800
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%,
11/15/27 (Ireland)	EUR	245,000	276,781
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec.
notes 5.75%, 11/1/28		$130,000	128,863
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		247,000	257,473
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		125,000	128,750
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		355,000	376,818
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)		405,000	416,138
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. notes 5.625%, 10/1/28		175,000	187,324
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		225,000	251,744
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A
company guaranty sr. unsec. notes 6.25%, 6/15/25		232,000	245,630
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr.
unsec. bonds 4.625%, 3/15/30		75,000	74,813
Penske Automotive Group, Inc. company guaranty sr. unsec. notes
3.50%, 9/1/25		50,000	51,128
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		370,000	406,501
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A
company guaranty sr. notes 3.375%, 8/31/27		125,000	123,638
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A
notes 6.25%, 1/15/28		250,000	266,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32		155,000	228,238
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26		400,000	477,040
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		220,000	228,800
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	718,989
Scientific Games International, Inc. 144A company guaranty sr.
notes 5.00%, 10/15/25		150,000	154,584
Scientific Games International, Inc. 144A company guaranty sr.
unsec. notes 8.25%, 3/15/26		230,000	243,199

Premier Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Consumer cyclicals cont.
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes
4.50%, 10/15/29	$368,000	$394,680
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A
company guaranty sr. unsec. notes 4.625%, 11/1/26	265,000	276,263
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
bonds 5.50%, 3/1/30	215,000	221,581
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	130,000	129,513
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	819,000	859,950
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes
7.00%, 7/1/25	255,000	274,763
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds
5.00%, 10/1/29	125,000	132,288
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	205,000	202,438
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	25,000	26,351
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	250,000	245,000
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds
5.125%, 8/1/30	275,000	302,500
Taylor Morrison Communities, Inc. 144A sr. unsec. notes
5.75%, 1/15/28	105,000	118,388
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	125,000	140,313
Univision Communications, Inc. 144A company guaranty sr. notes
9.50%, 5/1/25	134,000	146,395
Univision Communications, Inc. 144A company guaranty sr. notes
6.625%, 6/1/27	255,000	268,184
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	25,000	25,462
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes
4.25%, 2/15/30	325,000	339,625
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes
4.875%, 9/15/28	50,000	52,000
WMG Acquisition Corp. 144A company guaranty sr. bonds
3.00%, 2/15/31	205,000	198,594
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	229,000	234,153
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
notes 6.375%, 5/15/25	155,000	164,688
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	338,000	343,155
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. bonds 5.125%, 10/1/29	550,000	567,875
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. notes 7.75%, 4/15/25	80,000	85,906
		25,233,809
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada)	170,000	169,363
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 4.375%, 1/15/28 (Canada)	182,000	185,640
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 3.875%, 1/15/28 (Canada)	225,000	227,813
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	75,000	80,159

38 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Consumer staples cont.
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		$80,000	$84,900
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes
3.25%, 2/15/29		40,000	40,257
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company
guaranty sr. unsec. notes 5.25%, 12/1/27		125,000	131,692
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	506,162
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		130,000	140,901
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		182,000	185,640
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	306,063
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	246,750
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
5.00%, 7/15/35		349,000	412,738
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
3.00%, 6/1/26		381,000	402,689
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes
3.875%, 5/15/27		37,000	40,480
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 5/15/28		185,000	204,832
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		350,000	363,125
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		85,000	88,553
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	200,000	244,569
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$285,000	293,550
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		260,000	274,300
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	136,738
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	174,573
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		95,000	111,659
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	640,050
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	168,413
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	90,654
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	157,479
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	260,263
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.125%, 1/15/28		210,000	223,319
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes
7.00%, 7/15/25		124,000	133,936
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	122,644
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	134,175
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	54,881
			7,038,960
Energy (3.1%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		500,000	516,127
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		265,000	279,575
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22		82,000	82,016
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	134,670
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		75,000	77,063

Premier Income Trust 39

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Energy cont.
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	$50,000	$51,031
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	83,000	83,000
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes
6.25%, 4/15/23	195,000	144,788
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	214,000	278,200
ChampionX corp. company guaranty sr. unsec. notes
6.375%, 5/1/26	286,000	300,014
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	570,000	675,455
Chevron USA, Inc. company guaranty sr. unsec. bonds
6.00%, 3/1/41	26,000	37,937
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes
7.50%, 5/15/25	143,000	146,218
Continental Resources, Inc. company guaranty sr. unsec. notes
4.375%, 1/15/28	227,000	232,675
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	231,000	237,085
Continental Resources, Inc. 144A company guaranty sr. unsec.
bonds 5.75%, 1/15/31	130,000	140,699
DCP Midstream Operating LP company guaranty sr. unsec. notes
5.625%, 7/15/27	124,000	134,850
DCP Midstream Operating LP 144A company guaranty sr. unsec.
unsub. bonds 6.75%, 9/15/37	118,000	130,390
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	125,000	173,125
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	98,000	117,151
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	106,000	109,878
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	135,000	152,666
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr.
unsec. notes 7.75%, 12/15/25	260,000	270,400
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	438,000	464,280
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 6.625%, 7/15/25	255,000	272,372
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	41,000	35,055
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	27,188
Global Partners LP/GLP Finance Corp. 144A company guaranty sr.
unsec. notes 6.875%, 1/15/29	40,000	42,800
Hess Midstream Operations LP 144A company guaranty sr. unsec.
notes 5.125%, 6/15/28	236,000	244,921
Hess Midstream Operations LP 144A company guaranty sr. unsec.
sub. notes 5.625%, 2/15/26	464,000	479,702
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.00%, 2/1/28	125,000	125,900
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	159,000	164,756
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	314,000	323,451
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes
9.00%, 2/1/25	257,000	260,855
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	54,000	58,455

40 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Energy cont.
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	$43,000	$46,954
Northriver Midstream Finance LP 144A sr. notes 5.625%,
2/15/26 (Canada)	142,000	145,373
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	202,000	221,670
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	156,000	156,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	129,000	125,130
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	270,000	282,549
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	428,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	1,863,000	2,327,819
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	378,000	442,260
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	300,000	341,100
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	689,000	24,115
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	972,000	34,020
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	2,345,000	82,075
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
7.69%, 1/23/50 (Mexico)	931,000	880,242
Rattler Midstream LP 144A company guaranty sr. unsec. notes
5.625%, 7/15/25	180,000	188,550
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	322,000	286,580
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	99,000	91,575
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	133,000	120,033
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	211,000	203,615
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	70,000	77,613
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	282,000	281,295
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	80,000	88,300
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	410,000	440,750
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	75,000	79,734
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	101,400	95,823
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	190,000	171,000
Viper Energy Partners LP 144A company guaranty sr. unsec. notes
5.375%, 11/1/27	80,000	84,000
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	69,013
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	65,000	68,218
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	100,000	105,950
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	400,000	433,104
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	225,000	237,209
		15,664,417

Premier Income Trust 41

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Financials (3.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		$235,000	$245,549
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A
sr. notes 4.25%, 10/15/27		60,000	61,020
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A
sr. unsec. notes 6.75%, 10/15/27		190,000	200,925
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31		1,216,000	1,763,434
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58		20,000	29,174
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes
Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	230,000	288,894
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity		$148,000	166,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	663,978
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	270,234
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual
maturity (Germany)		200,000	194,250
Diversified Healthcare Trust company guaranty sr. unsec. notes
9.75%, 6/15/25 R		510,000	578,533
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	293,500
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		95,000	96,900
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)		170,000	190,447
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	124,500
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		250,000	282,950
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		185,000	211,899
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)		255,000	265,838
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	214,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	250,411
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 4.75%, 9/15/24		150,000	157,898
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		20,000	21,549
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		200,000	224,500
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R		205,000	207,563
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		347,000	355,923
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		270,000	265,275
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB
3.875%, 4/15/31 (Brazil)		2,050,000	2,053,055
Ladder Capital Finance Holdings, LLLP/Ladder Capital
Finance Corp. 144A company guaranty sr. unsec. unsub. notes
5.25%, 10/1/25 R		360,000	359,100
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance
Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		250,000	242,500

42 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.		amount	Value
Financials cont.
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		$475,000	$490,618
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 6.00%, 1/15/27		55,000	58,163
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.50%, 8/15/28		203,000	209,598
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.125%, 12/15/30		75,000	77,813
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23
(United Kingdom)		235,000	253,850
PennyMac Financial Services, Inc. 144A company guaranty sr.
unsec. notes 5.375%, 10/15/25		240,000	251,400
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		525,000	535,500
Service Properties Trust company guaranty sr. unsec. unsub.
notes 7.50%, 9/15/25 R		88,000	99,497
Springleaf Finance Corp. company guaranty sr. unsec. notes
8.875%, 6/1/25		105,000	117,191
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		393,000	450,968
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 5.375%, 11/15/29		265,000	291,500
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		330,000	332,379
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%,
perpetual maturity (Netherlands)	EUR	252,125	400,816
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		$178,000	176,888
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		3,280,000	3,501,400
			17,528,080
Health care (1.7%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	678,210
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/30/29		235,000	262,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.00%, 1/15/28		115,000	124,453
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.25%, 2/15/29		180,000	193,725
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25		370,000	379,139
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.00%, 2/15/29		100,000	102,366
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24		355,000	362,721
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	125,514
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	618,800
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		206,000	216,043
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		184,000	193,200
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 6.00%, 1/15/29		25,000	26,625

Premier Income Trust 43

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Health care cont.
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 5.625%, 3/15/27	$100,000	$105,000
CHS/Community Health Systems, Inc. 144A company guaranty sr.
unsec. sub. notes 6.875%, 4/1/28	235,000	213,897
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	290,000	346,405
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec.
notes 3.875%, 8/15/28	75,000	76,991
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	125,000	129,156
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	256,000	302,327
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	155,000	178,488
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	540,000	612,771
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	125,000	129,584
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 5.00%, 6/15/28	80,000	85,000
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 4.625%, 6/15/25	50,000	52,438
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	350,000	385,214
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	95,000	96,425
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	660,000	672,342
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	63,000	66,365
Tenet Healthcare Corp. 144A company guaranty sr. notes
7.50%, 4/1/25	65,000	70,230
Tenet Healthcare Corp. 144A company guaranty sr. notes
5.125%, 11/1/27	525,000	553,875
Tenet Healthcare Corp. 144A company guaranty sr. notes
4.875%, 1/1/26	755,000	787,563
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	385,000	430,757
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	250,000	263,288
		8,840,937
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	40,000	42,350
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	230,000	236,325
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes
3.00%, 2/15/29	125,000	126,484
Dell International, LLC/EMC Corp. 144A company guaranty sr.
notes 5.85%, 7/15/25	85,000	100,905
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	583,000	703,001
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	333,000	346,403
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes
8.50%, 4/15/24	235,000	239,700
Diebold Nixdorf, Inc. 144A company guaranty sr. notes
9.375%, 7/15/25	119,000	131,644
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	75,000	80,250
Microchip Technology, Inc. 144A company guaranty sr. unsec.
notes 4.25%, 9/1/25	492,000	515,226

44 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Technology cont.
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	$628,000	$630,355
Qorvo, Inc. 144A company guaranty sr. unsec. bonds
3.375%, 4/1/31	125,000	127,813
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes
5.50%, 9/30/27	449,000	475,379
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A
company guaranty sr. notes 5.75%, 6/1/25	105,000	112,056
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	436,000	444,720
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	94,000	104,223
		4,416,834
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr.
notes 4.75%, 10/20/28	375,000	414,883
		414,883
Utilities and power (1.0%)
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	85,000	92,414
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	122,000	121,695
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	67,000	67,488
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	100,000	103,292
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	126,000	130,095
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	380,000	390,925
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	25,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	615,000	786,266
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	206,000	216,043
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	62,000	65,139
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	125,000	135,903
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	325,000	369,294
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	385,000	418,828
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	109,000	119,900
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	400,000	397,441
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub.
notes 2.95%, 3/1/26	240,000	253,947
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	65,000	69,623
PG&E Corp. sr. sub. notes 5.00%, 7/1/28	235,000	253,559
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/21 F	205,000	205
Vistra Operations Co., LLC 144A company guaranty sr. notes
4.30%, 7/15/29	115,000	131,182
Vistra Operations Co., LLC 144A company guaranty sr. notes
3.55%, 7/15/24	65,000	70,382
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.625%, 2/15/27	152,000	160,944

Premier Income Trust 45

	Principal
CORPORATE BONDS AND NOTES (22.5%)* cont.	amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.50%, 9/1/26	$369,000	$384,343
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub.
notes 5.00%, 7/31/27	165,000	174,290
		4,938,448
Total corporate bonds and notes (cost $109,875,758)		$113,912,019

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (13.6%)*	amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
2/1/29 (Argentina)	$2,407,903	$1,541,058
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%,
5/14/30 (Bahrain)	2,130,000	2,465,445
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina) (In default) †	900,000	329,277
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina) (In default) †	700,000	256,660
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina) (In default) †	1,990,000	728,067
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/22 (Argentina) (In default) †	33,333	13,858
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina) (In default) †	2,618,000	960,239
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)	740,000	812,446
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
6/1/27 (Argentina)	2,664,000	1,782,216
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
12/10/25 (Argentina)	1,029,088	761,525
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS,
5.875%, 1/30/60 (Dominican Republic)	1,325,000	1,387,275
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)	58,333	58,917
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)	1,405,000	1,657,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%,
7/19/28 (Dominican Republic)	1,350,000	1,568,025
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)	230,000	240,465
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)	1,650,000	1,835,625
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%,
1/15/32 (Egypt)	1,490,000	1,588,653
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)	368,000	413,998
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)	880,000	953,682
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%,
5/29/50 (Egypt)	920,000	1,040,778
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%,
1/15/32 (Egypt)	1,030,000	1,099,525

46 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (13.6%)* cont.		amount	Value
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)		$780,000	$839,530
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS,
7.625%, 2/1/41 (El Salvador)		475,000	457,188
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
1/18/27 (El Salvador)		321,000	312,173
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	679,000
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%,
3/26/51 (Ghana)		1,890,000	1,925,438
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%,
3/26/32 (Ghana)		2,110,000	2,197,038
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		2,370,000	2,752,186
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		760,000	846,437
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	348,380
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		640,000	909,645
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,461,074
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,432,919
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		4,755,000	5,230,500
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Ivory Coast)		1,456,306	1,472,690
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		630,000	705,581
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		300,000	322,125
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
3/13/28 (Senegal)	EUR	140,000	180,019
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%,
3/22/30 (Ivory Coast)	EUR	760,000	980,873
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%,
3/15/39 (Jamaica)		$127,000	180,785
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%,
5/22/32 (Kenya)		2,150,000	2,469,787
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%,
5/22/27 (Kenya)		1,000,000	1,120,924
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
6/24/24 (Kenya)		760,000	838,850
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%,
4/7/26 (Mongolia)		670,000	716,067
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS,
5.125%, 12/5/22 (Mongolia)		690,000	712,428
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%,
8/1/29 (Oman)		817,000	850,669
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)		3,900,000	4,158,375

Premier Income Trust 47

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (13.6%)* cont.		amount	Value
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		$3,605,000	$3,951,981
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48
(South Africa)		230,000	235,510
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25
(South Africa)		830,000	936,170
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		805,000	854,287
Turkey (Republic of) sr. unsec. unsub. notes 6.35%,
8/10/24 (Turkey)		940,000	1,009,325
Turkey (Republic of) unsec. notes 10.60%, 2/11/26 (Turkey)	TRY	12,297,000	1,539,400
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$2,230,000	2,217,824
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		650,000	59,800
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †		1,652,000	156,940
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		439,000	41,705
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		2,674,000	254,030
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)		1,720,000	1,935,000
Total foreign government and agency bonds and notes (cost $70,664,884)			$68,788,287

	Principal
CONVERTIBLE BONDS AND NOTES (8.0%)*	amount	Value
Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec. notes
0.875%, 2/15/22	$423,000	$428,276
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	366,000	460,474
		888,750
Communication services (0.5%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	805,000	742,285
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50	502,000	500,494
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	102,799
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	175,000	179,568
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds
2.75%, 12/1/49	415,000	432,430
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	390,000	414,753
		2,372,329
Consumer cyclicals (1.5%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	245,000	243,166
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	570,000	774,833
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	410,000	548,690
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	142,000	253,868
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	140,000	294,210
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	239,000	389,589
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	138,000	283,085
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	288,000	357,552
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	42,746
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	221,000	267,514

48 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (8.0%)* cont.	amount	Value
Consumer cyclicals cont.
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	$423,000	$512,942
National Vision Holdings, Inc. 144A cv. sr. unsec. notes
2.50%, 5/15/25	240,000	394,920
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	338,000	523,136
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	35,000	157,509
RH 144A cv. sr. unsec. notes zero %, 9/15/24	85,000	194,894
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes
2.875%, 11/15/23	691,000	781,171
Sabre GLBL, Inc. 144A cv. company guaranty sr. unsec. notes
4.00%, 4/15/25	120,000	198,359
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes
zero %, 12/15/25	241,000	275,775
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	102,000	192,381
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	100,000	112,829
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	100,000	112,007
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24	175,000	290,686
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	307,000	309,303
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	183,000	238,792
		7,749,957
Consumer staples (0.6%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	100,000	196,500
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	247,000	286,150
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	239,000	317,040
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 6/15/26	432,000	742,125
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	303,000	418,230
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	202,000	210,550
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	419,000	426,970
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	124,000	259,470
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	97,000	293,367
		3,150,402
Energy (0.3%)
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes
0.25%, 5/15/25	556,000	766,787
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %,
9/15/25 (Israel)	160,000	212,320
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	199,000	201,659
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	215,000	135,450
		1,316,216
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	238,000	238,698
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	183,000	183,092
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	212,000	281,061
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	240,000	255,600

Premier Income Trust 49

	Principal
CONVERTIBLE BONDS AND NOTES (8.0%)* cont.	amount	Value
Financials cont.
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	$215,000	$221,098
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	300,000	367,433
		1,546,982
Health care (1.2%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	271,000	379,075
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes
1.25%, 5/15/27	349,000	364,770
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	206,000	288,602
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	312,000	317,335
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	119,000	219,194
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	694,000	993,157
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes
zero %, 11/15/27	297,000	395,241
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	260,000	357,097
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes
0.50%, 8/15/25	253,000	283,768
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	171,000	182,855
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	170,000	187,037
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	336,000	355,046
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	255,000	273,829
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	137,554
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	112,000	189,736
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	146,000	180,724
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	160,000	214,400
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 8/1/25	300,000	357,012
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	162,000	172,892
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	142,000	163,340
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	130,000	183,463
		6,196,127
Technology (2.8%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	693,000	795,470
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	245,000	316,156
Bentley Systems, Inc. 144A cv. sr. unsec. notes 0.125%, 1/15/26	192,000	192,341
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	119,000	217,635
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	245,000	246,225
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	71,000	153,067
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	127,000	163,934
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	66,000	148,197
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	199,000	242,541
DocuSign, Inc. 144A cv. sr. unsec. notes zero %, 1/15/24	408,000	426,615
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes
0.75%, 8/15/25	451,000	458,068
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	190,000	267,224
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	286,092
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	145,000	215,669
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	223,000	323,185
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	204,000	218,552

50 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (8.0%)* cont.	amount	Value
Technology cont.
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	$281,000	$313,075
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	612,000	751,344
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	116,000	232,725
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.75%, 12/15/25	148,000	265,230
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	207,000	211,706
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	65,000	152,997
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	336,000	437,794
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	194,000	345,078
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	1,294,000	1,706,963
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	184,937
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	308,000	336,128
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	131,000	202,078
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	139,000	220,398
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	369,000	462,608
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes
0.125%, 9/15/24	48,000	96,400
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	168,000	216,995
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	68,000	162,660
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	962,000	1,007,961
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	142,000	197,511
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	23,000	116,496
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	446,000	451,296
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	257,000	339,289
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	439,000	648,249
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	517,000	550,605
		14,281,494
Transportation (0.5%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	173,000	181,366
American Airlines Group, Inc. cv. company guaranty notes
6.50%, 7/1/25	514,000	694,265
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	1,096,000	1,543,990
		2,419,621
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec.
notes zero %, 11/15/25	276,000	316,953
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	287,000	343,683
		660,636
Total convertible bonds and notes (cost $34,549,830)		$40,582,514

Premier Income Trust 51

PURCHASED SWAP OPTIONS OUTSTANDING (3.1%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		$49,147,400	$231,484
Barclays Bank PLC
(0.615)/3 month USD-LIBOR-BBA/Apr-26
(United Kingdom)	Apr-21/0.615		194,076,200	516,243
Citibank, N.A.
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915		8,413,300	45,768
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	789,477
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	195,466
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065		16,826,600	103,147
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	84,753
0.576/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576		16,826,600	34,831
(0.576)/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576		16,826,600	9,086
JPMorgan Chase Bank N.A.
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964		77,978,300	1,644,562
(1.167)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.167		100,534,700	1,084,769
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	699,356
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	683,162
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	211,852
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	205,151
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		19,940,000	91,126
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	2,089,269
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,973,545
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	1,927,126
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	1,624,429
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	447,505
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	336,872
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	1,634
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	13
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		1,323,000	309,225
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	373,495
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	166,372
Total purchased swap options outstanding (cost $11,825,022)				$15,879,718

	Principal
SENIOR LOANS (3.0%)*c	amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 4.00%, 1/31/24	$279,332	$280,030
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 3.121%, 9/6/24	65,682	65,313
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 2.754%, 3/1/26	234,978	234,439
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.75%), 3.876%, 4/12/25	108,333	108,225

52 Premier Income Trust

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Basic materials cont.
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%),
2.462%, 2/7/27	$51,318	$51,226
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 8.50%), 8.733%, 6/26/26	185,000	184,383
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.233%, 6/26/25	314,483	313,347
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.00%), 3.129%, 10/1/25	407,810	406,111
		1,643,074
Capital goods (0.8%)
American Axle and Manufacturing, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	64,112	63,727
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD
3 Month + 2.00%), 2.133%, 7/1/26	428,475	427,258
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 3.381%, 4/3/24	782,930	766,945
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.75%), 4.50%, 3/29/25	149,625	150,217
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 3.75%, 3/31/24	138,609	138,494
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 3.50%, 5/31/25	437,564	438,971
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 2.75%), 2.871%, 2/5/23	118,450	118,366
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 5.205%, 4/12/26	193,120	188,332
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	494,016	482,654
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 4.25%), 4.538%, 7/31/27	104,738	105,494
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 3.144%, 3/2/27	913,100	914,241
		3,794,699
Communication services (0.3%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 2.377%, 1/15/26	398,894	396,526
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month
+ 3.00%), 3.121%, 11/3/24	339,153	337,518
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3,
(BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	615,000	622,380
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.00%), 3.121%, 3/9/27	124,711	124,144
		1,480,568
Consumer cyclicals (0.8%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.50%, 10/19/27	205,000	205,513
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.711%, 8/21/26	187,625	182,348
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 4.75%, 5/5/24	219,490	219,535

Premier Income Trust 53

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Consumer cyclicals cont.
Diamond Sports Group, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.38%, 8/24/26	$212,313	$180,820
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.75%), 4.99%, 10/30/26	182,072	182,072
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 3.25%, 10/4/23	191,111	187,050
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD
3 Month + 2.50%), 2.623%, 11/2/25	179,322	179,023
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.75%, 5/1/26	179,100	179,025
iHeartCommunications, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 3.121%, 5/1/26	108,900	107,675
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.63%, 11/6/24	767,507	764,629
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 2.873%, 9/19/26	276,079	276,294
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 4.50%, 3/11/22	200,000	199,708
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.00%, 2/28/26	220,000	184,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 4.50%, 2/28/25	357,957	342,744
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 2.871%, 8/14/24	137,873	135,741
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 4.371%, 12/17/26	214,830	214,740
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 4.371%, 12/17/26	54,725	54,702
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 7/24/24	238,442	236,654
		4,033,073
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 7/12/24	602,721	602,269
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 5.25%, 6/21/24	583,562	576,633
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.25%), 4.25%, 11/19/27	90,000	90,375
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 3.75%, 2/5/25	221,023	220,643
		1,489,920
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 4/25/25	99,000	99,281
		99,281
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 1.75%), 1.873%, 2/4/27	141,246	140,834
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 3.871%, 10/10/25	229,415	195,806

54 Premier Income Trust

	Principal
SENIOR LOANS (3.0%)*c cont.	amount	Value
Health care cont.
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.75%), 5.75%, 10/2/25	$520,000	$519,610
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.394%, 6/30/25	479,079	477,582
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.25%), 9.25%, 4/29/25	234,793	236,553
		1,570,385
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.25%), 5.25%, 7/30/27	204,488	205,254
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 4.00%), 4.75%, 10/8/27	200,000	200,600
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 2.621%, 7/2/25	371,893	366,593
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 11/3/23	137,512	137,474
		909,921
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 2.00%), 2.254%, 11/5/26	148,875	148,742
		148,742
Total senior loans (cost $15,157,360)		$15,169,663

	Principal
ASSET-BACKED SECURITIES (1.0%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$1,314,000	$1,318,599
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	1,674,000	1,770,406
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M4,
4.948%, 12/26/30 W	595,000	595,000
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A,
(1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	366,000	365,771
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4,
5.682%, 11/25/29 W	1,195,000	1,192,838
Total asset-backed securities (cost $5,143,963)		$5,242,614

PREFERRED STOCKS (0.1%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$431,348
Total preferred stocks (cost $412,195)		$431,348

PURCHASED OPTIONS
OUTSTANDING (0.1%)*	Expiration date/	Notional	Contract
Counterparty	strike price	amount	amount	Value
HSBC Bank USA, National
Association
USD/KRW (Put)	Jun-21/KRW 1050.00	$10,210,333	$10,210,333	$15,193
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Mar-21/$102.88	59,000,000	59,000,000	274,704

Premier Income Trust 55

PURCHASED OPTIONS
OUTSTANDING (0.1%)* cont.	Expiration date/	Notional		Contract
Counterparty	strike price	amount		amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Feb-21/$103.31	$66,000,000		$66,000,000	$75,174
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Feb-21/105.25	17,000,000		17,000,000	38,182
Morgan Stanley & Co.
International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	7,869,144	EUR	6,484,400	8,994
Total purchased options outstanding (cost $487,206)					$412,247

COMMON STOCKS (0.1%)*	Shares	Value
Advanz Pharma Corp., Ltd. (Canada) †	1,070	$17,516
CHC Group, LLC †	12,181	213
Clear Channel Outdoor Holdings, Inc. †	35,498	70,641
iHeartMedia, Inc. Class A †	15,096	219,497
MWO Holdings, LLC (Units) F	169	431
Oasis Petroleum, Inc. †	854	31,999
Tervita Corp. (Canada) †	449	1,067
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	23,180
Tribune Media Co. Class 1C	92,963	9,296
Total common stocks (cost $1,176,608)		$373,840

	Principal amount/
SHORT-TERM INVESTMENTS (14.0%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.13% L	Shares	28,114,968	$28,114,968
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	447,000	447,000
U.S. Treasury Bills 0.089%, 2/2/21 ∆ §		$3,800,000	3,799,998
U.S. Treasury Bills 0.088%, 5/6/21 ∆ §		3,045,000	3,044,441
U.S. Treasury Bills 0.088%, 2/16/21 # ∆ §		2,700,000	2,699,947
U.S. Treasury Bills 0.088%, 2/9/21 # ∆ §		12,500,000	12,499,860
U.S. Treasury Bills 0.082%, 5/13/21 ∆ §		6,600,000	6,598,611
U.S. Treasury Bills 0.078%, 4/15/21 ∆ § Φ		7,900,000	7,898,959
U.S. Treasury Bills 0.077%, 3/25/21 §		500,000	499,957
U.S. Treasury Bills 0.076%, 3/18/21 ∆ §		4,000,000	3,999,688
U.S. Treasury Bills 0.076%, 2/23/21 ∆ §		200,000	199,995
U.S. Treasury Cash Management Bills 0.068%, 5/25/21 ∆ §		1,200,000	1,199,736
Total short-term investments (cost $71,002,514)			$71,003,160

TOTAL INVESTMENTS
Total investments (cost $946,814,809)	$938,171,518

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro

56 Premier Income Trust

GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $507,161,865.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $841,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $32,880,604 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $106,989 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Premier Income Trust 57

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,952,094 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $417,950,810 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	89.6%	Egypt	0.6%
Indonesia	0.9	Brazil	0.6
Ivory Coast	0.9	Canada	0.5
Senegal	0.9	Kenya	0.5
Dominican Republic	0.7	Other	4.1
Argentina	0.7	Total	100.0%

FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $417,980,173) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Sell	4/21/21	$489,564	$498,657	$9,093
	Canadian Dollar	Sell	4/21/21	2,512,622	2,534,457	21,835
	Chinese Yuan (Offshore)	Buy	2/18/21	1,083,526	1,079,237	4,289
	Chinese Yuan (Offshore)	Sell	2/18/21	1,083,526	1,048,417	(35,109)

58 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $417,980,173) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A. cont.
	Euro	Buy	3/17/21	$4,955,893	$4,969,147	$(13,254)
	Hong Kong Dollar	Sell	2/17/21	2,365,149	2,365,061	(88)
	Japanese Yen	Buy	2/17/21	3,254,585	3,301,497	(46,912)
	New Zealand Dollar	Sell	4/21/21	931,385	940,735	9,350
	Norwegian Krone	Buy	3/17/21	163,041	160,440	2,601
	Swedish Krona	Buy	3/17/21	279,968	279,572	396
Barclays Bank PLC
	British Pound	Sell	3/17/21	590,946	584,901	(6,045)
	Canadian Dollar	Sell	4/21/21	844,163	851,686	7,523
	Euro	Sell	3/17/21	6,054,597	6,070,422	15,825
	Japanese Yen	Buy	2/17/21	3,134,120	3,140,777	(6,657)
	New Zealand Dollar	Sell	4/21/21	337,026	340,433	3,407
	Swedish Krona	Sell	3/17/21	3,641,281	3,632,882	(8,399)
	Swiss Franc	Sell	3/17/21	32,260	32,424	164
Citibank, N.A.
	Australian Dollar	Sell	4/21/21	549,125	559,327	10,202
	British Pound	Sell	3/17/21	5,040,173	4,966,623	(73,550)
	Canadian Dollar	Buy	4/21/21	59,521	60,051	(530)
	Euro	Sell	3/17/21	5,125,831	5,133,910	8,079
	Japanese Yen	Buy	2/17/21	1,356,770	1,351,384	5,386
	New Zealand Dollar	Sell	4/21/21	1,246,493	1,281,582	35,089
	Swedish Krona	Sell	3/17/21	2,200,484	2,195,127	(5,357)
	Swiss Franc	Buy	3/17/21	2,114,795	2,125,417	(10,622)
Credit Suisse International
	Australian Dollar	Buy	4/21/21	2,053,907	2,092,144	(38,237)
	British Pound	Sell	3/17/21	1,980,876	1,963,246	(17,630)
	Canadian Dollar	Sell	4/21/21	2,047,562	2,065,616	18,054
	Euro	Buy	3/17/21	141,756	132,927	8,829
	New Zealand Dollar	Buy	4/21/21	531,193	536,618	(5,425)
	Swiss Franc	Sell	3/17/21	2,139,412	2,144,834	5,422
Goldman Sachs International
	Australian Dollar	Buy	4/21/21	8,217,462	8,371,284	(153,822)
	British Pound	Buy	3/17/21	2,043,643	1,989,920	53,723
	Canadian Dollar	Buy	4/21/21	5,214,677	5,250,858	(36,181)
	Chinese Yuan (Offshore)	Buy	2/18/21	6,009,835	5,873,206	136,629
	Chinese Yuan (Offshore)	Sell	2/18/21	6,009,835	5,984,653	(25,182)
	Euro	Buy	3/17/21	115,398	112,113	3,285
	Japanese Yen	Buy	2/17/21	2,415,519	2,425,154	(9,635)
	New Taiwan Dollar	Buy	2/17/21	2,103,136	2,103,712	(576)
	New Taiwan Dollar	Sell	2/17/21	2,103,136	2,070,704	(32,432)
	New Zealand Dollar	Sell	4/21/21	10,059,183	10,159,614	100,431
	Norwegian Krone	Buy	3/17/21	10,066,266	10,079,735	(13,469)
	Swedish Krona	Buy	3/17/21	2,760,120	2,682,346	77,774
	Swiss Franc	Sell	3/17/21	465,470	457,514	(7,956)

Premier Income Trust 59

FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $417,980,173) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/21/21	$2,265,238	$2,307,262	$(42,024)
	British Pound	Buy	3/17/21	921,777	897,266	24,511
	Canadian Dollar	Buy	4/21/21	835,872	843,091	(7,219)
	Chinese Yuan (Offshore)	Buy	2/18/21	4,508,542	4,490,616	17,926
	Chinese Yuan (Offshore)	Sell	2/18/21	4,508,542	4,380,610	(127,932)
	Euro	Buy	3/17/21	5,499,718	5,514,469	(14,751)
	Hong Kong Dollar	Sell	2/17/21	4,269,327	4,269,279	(48)
	Indian Rupee	Buy	2/17/21	2,067,059	2,027,965	39,094
	Indian Rupee	Sell	2/17/21	2,067,059	2,005,365	(61,694)
	Japanese Yen	Buy	2/17/21	4,709,645	4,714,459	(4,814)
	New Zealand Dollar	Sell	4/21/21	1,495,418	1,510,411	14,993
	Norwegian Krone	Buy	3/17/21	1,035,598	1,020,614	14,984
	South Korean Won	Buy	2/17/21	2,122,602	2,048,301	74,301
	South Korean Won	Sell	2/17/21	2,122,602	2,142,071	19,469
	Swedish Krona	Buy	3/17/21	567,454	566,130	1,324
	Swiss Franc	Sell	3/17/21	3,710,502	3,711,273	771
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/21/21	4,162,328	4,223,713	(61,385)
	British Pound	Buy	3/17/21	149,107	145,751	3,356
	Canadian Dollar	Sell	4/21/21	7,043,319	7,100,896	57,577
	Chinese Yuan (Offshore)	Buy	2/18/21	1,070,033	1,028,418	41,615
	Chinese Yuan (Offshore)	Sell	2/18/21	1,070,033	1,022,737	(47,296)
	Euro	Buy	3/17/21	5,436,675	5,464,584	(27,909)
	Indian Rupee	Buy	2/17/21	2,067,060	2,027,150	39,910
	Indian Rupee	Sell	2/17/21	2,067,060	2,006,964	(60,096)
	Japanese Yen	Buy	2/17/21	1,036,277	1,045,927	(9,650)
	New Taiwan Dollar	Buy	2/17/21	2,103,136	2,103,111	25
	New Taiwan Dollar	Sell	2/17/21	2,103,136	2,088,940	(14,196)
	New Zealand Dollar	Sell	4/21/21	2,916,532	2,946,385	29,853
	Norwegian Krone	Buy	3/17/21	594,970	617,054	(22,084)
	South Korean Won	Buy	2/17/21	2,116,049	2,034,203	81,846
	South Korean Won	Sell	2/17/21	2,116,049	2,136,719	20,670
	Swedish Krona	Sell	3/17/21	439,156	440,163	1,007
	Swiss Franc	Buy	3/17/21	6,046,735	6,074,968	(28,233)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/21/21	8,290,327	8,443,258	(152,931)
	British Pound	Buy	3/17/21	1,667,587	1,611,932	55,655
	Canadian Dollar	Buy	4/21/21	1,720,393	1,741,140	(20,747)
	Euro	Buy	3/17/21	5,743,389	5,755,992	(12,603)
	Japanese Yen	Buy	2/17/21	9,196,792	9,241,519	(44,727)
	New Zealand Dollar	Buy	4/21/21	2,846,468	2,875,164	(28,696)
	Norwegian Krone	Sell	3/17/21	2,057,059	2,056,627	(432)
	Swedish Krona	Buy	3/17/21	3,190,380	3,163,300	27,080
	Swiss Franc	Sell	3/17/21	3,157,917	3,178,016	20,099

60 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $417,980,173) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
NatWest Markets PLC
	Australian Dollar	Buy	4/21/21	$7,535,987	$7,677,573	$(141,586)
	British Pound	Buy	3/17/21	4,943,007	4,848,007	95,000
	Canadian Dollar	Sell	4/21/21	1,624,425	1,611,603	(12,822)
	Euro	Sell	3/17/21	1,101,620	1,103,896	2,276
	Japanese Yen	Sell	2/17/21	913,725	931,479	17,754
	New Zealand Dollar	Sell	4/21/21	6,736,351	6,806,513	70,162
	Norwegian Krone	Buy	3/17/21	859,144	837,736	21,408
	Swedish Krona	Sell	3/17/21	959,102	939,228	(19,874)
	Swiss Franc	Sell	3/17/21	2,034,875	2,042,809	7,934
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/21/21	1,769,251	1,779,551	10,300
	British Pound	Sell	3/17/21	13,927,115	13,788,516	(138,599)
	Canadian Dollar	Sell	4/21/21	13,912,768	13,966,491	53,723
	Euro	Sell	3/17/21	19,166,899	19,227,579	60,680
	Hong Kong Dollar	Sell	2/17/21	9,327,966	9,327,824	(142)
	Japanese Yen	Sell	2/17/21	10,604,617	10,733,601	128,984
	New Zealand Dollar	Sell	4/21/21	4,227,628	4,266,294	38,666
	Norwegian Krone	Sell	3/17/21	2,167,402	2,150,494	(16,908)
	Swedish Krona	Buy	3/17/21	27,957	25,770	2,187
	Swiss Franc	Buy	3/17/21	5,062,513	5,082,637	(20,124)
Toronto-Dominion Bank
	Australian Dollar	Buy	4/21/21	1,643,783	1,674,536	(30,753)
	British Pound	Buy	3/17/21	268,064	263,606	4,458
	Canadian Dollar	Sell	4/21/21	3,831,152	3,864,049	32,897
	Euro	Sell	3/17/21	8,509,282	8,522,879	13,597
	Hong Kong Dollar	Sell	2/17/21	429,951	429,959	8
	Japanese Yen	Buy	2/17/21	2,777,336	2,786,626	(9,290)
	New Zealand Dollar	Buy	4/21/21	13,941	14,082	(141)
	Norwegian Krone	Buy	3/17/21	2,565,221	2,540,799	24,422
	Swedish Krona	Buy	3/17/21	32,829	32,753	76
	Swiss Franc	Buy	3/17/21	1,800,846	1,817,566	(16,720)
UBS AG
	Australian Dollar	Buy	3/15/21	2,807,291	2,631,426	175,865
	Australian Dollar	Sell	3/15/21	2,807,291	2,650,136	(157,155)
	Australian Dollar	Sell	4/21/21	6,168,678	6,282,535	113,857
	British Pound	Sell	3/17/21	2,103,395	2,068,696	(34,699)
	Canadian Dollar	Buy	4/21/21	2,777,141	2,810,061	(32,920)
	Euro	Buy	3/17/21	304,163	312,988	(8,825)
	Hong Kong Dollar	Sell	2/17/21	2,630,703	2,630,805	102
	Japanese Yen	Buy	2/17/21	7,219,164	7,233,322	(14,158)
	New Zealand Dollar	Sell	4/21/21	6,080,192	6,133,157	52,965
	Norwegian Krone	Buy	3/17/21	1,351,371	1,410,966	(59,595)
	Swedish Krona	Buy	3/17/21	1,330,505	1,284,627	45,878
	Swiss Franc	Sell	3/17/21	509,196	509,365	169

Premier Income Trust 61

FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $417,980,173) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp.
	Australian Dollar	Buy	4/21/21	$652,726	$660,088	$(7,362)
	British Pound	Buy	3/17/21	999,894	966,662	33,232
	Canadian Dollar	Sell	4/21/21	2,653,172	2,670,700	17,528
	Chinese Yuan (Offshore)	Buy	2/18/21	1,070,033	1,028,354	41,679
	Chinese Yuan (Offshore)	Sell	2/18/21	1,070,033	1,022,653	(47,380)
	Euro	Sell	3/17/21	3,050,500	3,062,916	12,416
	Japanese Yen	Sell	2/17/21	671,388	672,817	1,429
	New Zealand Dollar	Sell	4/21/21	3,787,985	3,819,266	31,281
Unrealized appreciation						2,234,385
Unrealized (depreciation)						(2,105,588)
Total						$128,797

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Long)	1	$215,102	$215,102	Mar-21	$(1,264)
U.S. Treasury Note 2 yr (Short)	1,927	425,821,835	425,821,835	Mar-21	(400,853)
U.S. Treasury Note Ultra 10 yr (Short)	3	461,484	461,484	Mar-21	10,376
Unrealized appreciation					10,376
Unrealized (depreciation)					(402,117)
Total					$(391,741)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $19,459,471) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$49,147,400	$24,082
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		3,931,800	281,871
Barclays Bank PLC
(0.615)/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.615		194,076,200	805,416
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		3,437,700	22,861
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415		8,413,300	75,383
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		3,437,700	356,936
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	461,028
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	567,099
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	21,649
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465		8,413,300	23,137
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165		8,413,300	86,825
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	197,927
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	649,032

62 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $19,459,471) (Unaudited) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$9,536,800	$2,480
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		39,880,100	5,184
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	67,311
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	78,757
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	90,695
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	93,608
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	153,890
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964		77,978,300	168,433
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	299,809
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	350,037
(1.167)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.167		100,534,700	1,047,572
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	1,889,507
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	4,059,107
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		21,087,000	21
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	65,533
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	67,633
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	232,434
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	301,885
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	419,193
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	428,969
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	1,477,345
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	1,869,593
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	1,918,318
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		529,000	30,751
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		17,451,000	209,587
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		1,058,000	223,439
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	507,329
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	549,951
Total				$20,181,617

WRITTEN OPTIONS OUTSTANDING at 1/31/21 (premiums $387,936) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
HSBC Bank USA, National Association
USD/KRW (Put)	Jun-21/KRW 1000.00	$10,210,333	$10,210,333	$980
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Mar-21/$102.88	59,000,000	59,000,000	191,750
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Feb-21/103.31	66,000,000	66,000,000	167,970

Premier Income Trust 63

WRITTEN OPTIONS OUTSTANDING at 1/31/21 (premiums $387,936) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Feb-21/$105.25	$17,000,000	$17,000,000		$27,557
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	7,869,144	EUR	6,484,400	574
Total					$388,831

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$56,560,700	$(521,772)	$1,578,042
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(774,972)	1,263,704
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	595,848
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	485,740
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	263,466
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	218,123
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		6,389,200	(151,424)	176,470
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(79,544)	13,290
(1.76)/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	12,793
(0.003)/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(3,879)
0.9215/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/0.9215		$26,526,500	(92,843)	(5,571)
1.76/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	(5,686)
0.485/3 month USD-LIBOR-BBA/
Jan-25 (Purchased)	Jan-24/0.485		49,147,400	(92,151)	(6,389)
0.003/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(22,151)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		$6,389,200	(151,424)	(123,887)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(201,387)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(228,242)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		$4,687,800	(610,586)	(263,548)

64 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	$(387,486)	$(309,078)
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	(368,502)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		56,560,700	(521,772)	(519,227)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(1,032,936)
(1.115)/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	(2,369)
1.115/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	(5,686)
0.985/3 month USD-LIBOR-BBA/
Jan-25 (Written)	Jan-24/0.985		49,147,400	105,667	(13,761)
2.243/3 month USD-LIBOR-BBA/
Apr-26 (Written)	Apr-21/2.243		53,053,000	79,580	(35,546)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	197,903
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(133,222)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$2,064,000	(265,740)	170,672
(1.46)/3 month USD-LIBOR-BBA/
Apr-51 (Purchased)	Apr-21/1.46		4,600,000	(166,980)	88,274
(1.102)/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	50,037
(1.007)/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007		4,914,700	(79,495)	46,296
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	8,874
(1.625)/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	5,207
1.196/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/1.196		8,413,300	(64,362)	2,608
1.625/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	312
1.102/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	(33,004)
(1.196)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/1.196		8,413,300	(64,362)	(41,057)
1.007/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007		4,914,700	(79,495)	(46,247)
1.13/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/1.13		26,526,500	(307,707)	(55,440)

Premier Income Trust 65

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
1.46/3 month USD-LIBOR-BBA/
Apr-51 (Purchased)	Apr-21/1.46		$4,600,000	$(166,980)	$(105,248)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	(114,080)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(185,657)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	342,871
(0.991)/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.991		11,500,000	137,943	96,140
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	66,525
(0.93)/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.93		26,526,500	107,432	15,916
(1.918)/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	750
1.918/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	(3,428)
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(60,355)
0.991/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.991		11,500,000	137,943	(100,280)
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(281,899)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	105,256
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	46,183
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	(64,302)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(129,188)
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	72,438
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	9,055
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	1,237,368
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	820,220
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(319,094)	186,152
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	119,095

66 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		$3,439,600	$(198,809)	$102,500
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		3,549,600	(409,979)	102,193
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	85,674
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	21,878
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(38,335)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	(79,369)
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(82,133)
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(111,406)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(221,467)	(160,104)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(186,392)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(324,202)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,083,501)
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	207,485
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	198,560
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	173,923
1.969/3 month USD-LIBOR-BBA/
Apr-26 (Written)	Apr-21/1.969		53,053,000	192,317	(78,518)
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	(163,478)
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(201,875)
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(205,832)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	713,267
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	152,695
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(21,762)	(21,771)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(217,092)

Premier Income Trust 67

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		$2,738,700	$(312,486)	$(275,650)
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(2,591,095)	(504,329)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	583,223
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(561,704)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	140,761
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	104,880
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	103,454
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		8,725,000	(239,327)	97,458
1.175/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	39,842
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	13,135
0.271/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	6,395
0.296/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	2,780
0.45/6 month EUR-EURIBOR-Reuters/
Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	2,731
(0.296)/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(5,459)
(0.45)/6 month EUR-EURIBOR-
Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	(6,712)
(0.271)/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	(10,234)
(0.762)/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(13,942)
0.762/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(60,753)
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	(80,417)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	(88,384)
(1.175)/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	(90,661)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$25,456,200	(171,702)	(100,043)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(116,567)

68 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$8,725,000	$(638,016)	$(190,031)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		18,540,700	550,768	535,455
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		6,109,500	162,360	90,054
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	31,809
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	28,579
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$6,109,500	162,360	(108,566)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		18,540,700	148,217	(436,447)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	23,091
1.96/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	(10,618)
Unrealized appreciation					11,857,450
Unrealized (depreciation)					(10,115,777)
Total					$1,741,673

TBA SALE COMMITMENTS OUTSTANDING at 1/31/21 (proceeds receivable $137,975,977) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 2/1/51	$1,000,000	2/18/21	$1,058,750
Uniform Mortgage-Backed Securities, 3.50%, 2/1/51	59,000,000	2/11/21	62,678,284
Uniform Mortgage-Backed Securities, 2.50%, 2/1/51	17,000,000	2/11/21	17,900,470
Uniform Mortgage-Backed Securities, 2.00%, 2/1/51	47,000,000	2/11/21	48,483,438
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	4,000,000	3/11/21	4,007,031
Uniform Mortgage-Backed Securities, 1.50%, 2/1/51	4,000,000	2/11/21	4,012,500
Total			$138,140,473

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,258,100	$102,633 E	$(13)	2/2/24	3 month USD-	2.5725% —	$102,620
				LIBOR-BBA —	Semiannually
Quarterly
5,844,400	260,444 E	(33)	2/2/24	2.528% —	3 month USD-	(260,477)
				Semiannually	LIBOR-BBA —
Quarterly

Premier Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$12,234,100	$799,339	$(2,476)	12/2/23	3 month USD-	2.536% —	$842,992
				LIBOR-BBA —	Semiannually
				Quarterly
4,229,500	192,024 E	(723)	2/2/24	3 month USD-	2.57% —	191,301
				LIBOR-BBA —	Semiannually
				Quarterly
7,620,100	306,031 E	(42)	2/2/24	3 month USD-	2.3075% —	305,988
				LIBOR-BBA —	Semiannually
				Quarterly
11,185,500	451,145 E	(62)	2/9/24	3 month USD-	2.32% —	451,082
				LIBOR-BBA —	Semiannually
				Quarterly
2,997,900	734,614 E	(102)	11/29/53	2.793% —	3 month USD-	(734,717)
				Semiannually	LIBOR-BBA —
					Quarterly
1,995,000	92,762 E	(44)	11/20/39	3 month USD-	2.55% —	92,717
				LIBOR-BBA —	Semiannually
				Quarterly
7,072,400	721,632	(100)	12/7/30	2.184% —	3 month USD-	(742,422)
				Semiannually	LIBOR-BBA —
					Quarterly
4,598,100	172,498 E	(52)	6/5/29	3 month USD-	2.2225% —	172,446
				LIBOR-BBA —	Semiannually
				Quarterly
384,600	57,723 E	(13)	6/22/52	2.3075% —	3 month USD-	(57,736)
				Semiannually	LIBOR-BBA —
					Quarterly
1,815,900	245,737 E	(62)	7/5/52	2.25% —	3 month USD-	(245,799)
				Semiannually	LIBOR-BBA —
					Quarterly
14,103,100	403,856 E	(79)	2/7/24	1.733% —	3 month USD-	(403,935)
				Semiannually	LIBOR-BBA —
					Quarterly
2,173,400	190,764	(31)	1/22/31	2.035% —	3 month USD-	(191,766)
				Semiannually	LIBOR-BBA —
					Quarterly
3,015,900	158,193 E	(103)	8/8/52	1.9185% —	3 month USD-	(158,296)
				Semiannually	LIBOR-BBA —
					Quarterly
3,082,800	63,607 E	(105)	9/12/52	1.626% —	3 month USD-	63,502
				Semiannually	LIBOR-BBA —
					Quarterly
84,856,600	683,435	(237,804)	10/15/21	3 month USD-	1.316% —	764,774
				LIBOR-BBA —	Semiannually
				Quarterly
88,250,900	850,033	(235,436)	10/21/21	3 month USD-	1.5025% —	976,891
				LIBOR-BBA —	Semiannually
				Quarterly
16,442,700	1,076,980	361,521	1/19/31	1.805% —	3 month USD-	(724,026)
				Semiannually	LIBOR-BBA —
					Quarterly

70 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$16,442,700	$888,859	$(185,113)	1/19/26	3 month USD-	1.629% —	$711,348
				LIBOR-BBA —	Semiannually
				Quarterly
16,442,700	193,629 E	(185,165)	1/20/31	3 month USD-	1.996% —	8,464
				LIBOR-BBA —	Semiannually
				Quarterly
389,100	20,085 E	(13)	1/16/55	2.032% —	3 month USD-	(20,098)
				Semiannually	LIBOR-BBA —
					Quarterly
183,000	7,035 E	(6)	1/24/55	3 month USD-	1.977% —	7,029
				LIBOR-BBA —	Semiannually
				Quarterly
65,770,900	330,433	36,015	11/3/21	0.83% —	3 month USD-	(392,385)
				Semiannually	LIBOR-BBA —
					Quarterly
65,770,900	579,705	(122,164)	11/3/21	3 month USD-	1.331% —	635,894
				LIBOR-BBA —	Semiannually
				Quarterly
1,261,000	128,999 E	(43)	3/4/52	1.265% —	3 month USD-	128,956
				Semiannually	LIBOR-BBA —
					Quarterly
2,658,700	11,568 E	(38)	3/4/31	3 month USD-	1.101% —	(11,606)
				LIBOR-BBA —	Semiannually
				Quarterly
79,686,200	244,716	(300)	9/8/21	0.68% —	3 month USD-	(432,820)
				Semiannually	LIBOR-BBA —
					Quarterly
172,339,500	478,931	(650)	10/15/21	0.571% —	3 month USD-	(749,698)
				Semiannually	LIBOR-BBA —
					Quarterly
8,162,300	882,173 E	(278)	1/27/47	3 month USD-	1.27% —	(882,452)
				LIBOR-BBA —	Semiannually
				Quarterly
689,400	70,762 E	(24)	3/7/50	1.275% —	3 month USD-	70,739
				Semiannually	LIBOR-BBA —
					Quarterly
1,522,800	303,663 E	(52)	3/10/52	0.8725% —	3 month USD-	303,611
				Semiannually	LIBOR-BBA —
					Quarterly
1,681,900	399,974 E	(57)	3/11/52	0.717% —	3 month USD-	399,917
				Semiannually	LIBOR-BBA —
					Quarterly
2,479,700	72,975 E	(35)	3/17/32	3 month USD-	1.03% —	(73,010)
				LIBOR-BBA —	Semiannually
				Quarterly
1,041,600	39,279 E	(13)	3/24/32	3 month USD-	1.07% —	(39,291)
				LIBOR-BBA —	Semiannually
				Quarterly
589,000	45,424 E	(9)	3/24/35	3 month USD-	0.968% —	(45,433)
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,511,700	$189,913 E	$(50)	4/25/32	0.7925% —	3 month USD-	$189,863
				Semiannually	LIBOR-BBA —
					Quarterly
665,800	42,901 E	(13)	6/21/37	3 month USD-	1.232% —	(42,914)
				LIBOR-BBA —	Semiannually
				Quarterly
532,600	35,869 E	(10)	6/20/40	3 month USD-	1.204% —	(35,879)
				LIBOR-BBA —	Semiannually
				Quarterly
543,900	38,157 E	(11)	6/28/37	3 month USD-	1.168% —	(38,167)
				LIBOR-BBA —	Semiannually
				Quarterly
148,900	10,360 E	(3)	7/3/40	3 month USD-	1.177% —	(10,362)
				LIBOR-BBA —	Semiannually
				Quarterly
17,457,600	125,119	(141)	7/14/25	3 month USD-	0.30% —	(124,827)
				LIBOR-BBA —	Semiannually
				Quarterly
8,057,400	325,954	(107)	7/15/30	3 month USD-	0.645% —	(324,669)
				LIBOR-BBA —	Semiannually
				Quarterly
14,054,900	108,518	(133)	8/31/25	0.3084% —	3 month USD-	95,482
				Semiannually	LIBOR-BBA —
					Quarterly
23,256,600	76,212 E	(130)	7/5/24	0.2429% —	3 month USD-	76,082
				Semiannually	LIBOR-BBA —
					Quarterly
12,421,800	109,113	(101)	8/12/25	3 month USD-	0.277% —	(99,032)
				LIBOR-BBA —	Semiannually
				Quarterly
5,627,800	718,282 E	442,749	9/2/52	3 month USD-	1.188% —	(275,533)
				LIBOR-BBA —	Semiannually
				Quarterly
15,879,700	113,826	(150)	10/13/25	0.344% —	3 month USD-	99,169
				Semiannually	LIBOR-BBA —
					Quarterly
42,072,400	24,907	(159)	9/16/22	3 month USD-	0.214% —	46,468
				LIBOR-BBA —	Semiannually
				Quarterly
16,786,200	68,421	(136)	10/13/25	0.41% —	3 month USD-	49,627
				Semiannually	LIBOR-BBA —
					Quarterly
194,076,200	1,119,043	(692,267)	1/15/26	0.418% —	3 month USD-	412,831
				Semiannually	LIBOR-BBA —
					Quarterly
38,510,000	230,790	19,773	10/16/25	3 month USD-	0.37% —	(172,565)
				LIBOR-BBA —	Semiannually
				Quarterly
27,437,000	922,158	(18,685)	10/16/30	0.75% —	3 month USD-	845,667
				Semiannually	LIBOR-BBA —
					Quarterly

72 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$18,168,000	$2,055,964	$(48,956)	10/16/50	1.16% —	3 month USD-	$1,947,005
				Semiannually	LIBOR-BBA —
					Quarterly
4,911,000	471,029	(205,079)	1/29/51	1.232% —	3 month USD-	265,700
				Semiannually	LIBOR-BBA —
					Quarterly
7,413,500	132,220	—	12/7/30	3 month USD-	0.932% —	(124,455)
				LIBOR-BBA —	Semiannually
				Quarterly
6,079,100	143,923	—	12/7/30	0.871% —	3 month USD-	138,112
				Semiannually	LIBOR-BBA —
					Quarterly
16,786,200	31,071	(136)	11/16/25	0.471% —	3 month USD-	22,399
				Semiannually	LIBOR-BBA —
					Quarterly
2,392,900	185,426	(82)	12/17/50	1.305% —	3 month USD-	182,227
				Semiannually	LIBOR-BBA —
					Quarterly
27,031,100	1,487 E	(151)	7/5/24	3 month USD-	0.41% —	1,336
				LIBOR-BBA —	Semiannually
				Quarterly
1,303,300	115,474	(906)	12/1/50	3 month USD-	1.26% —	(114,149)
				LIBOR-BBA —	Semiannually
				Quarterly
27,807,400	50,415	(175)	12/2/23	0.300% —	3 month USD-	(53,536)
				Semiannually	LIBOR-BBA —
					Quarterly
30,190,900	1,093,484	(577)	12/2/33	3 month USD-	1.02% —	(1,055,237)
				LIBOR-BBA —	Semiannually
				Quarterly
263,095,000	319,660 E	(248,781)	3/17/23	3 month USD-	0.25% —	70,879
				LIBOR-BBA —	Semiannually
				Quarterly
89,161,000	518,471 E	(143,115)	3/17/26	0.45% —	3 month USD-	375,357
				Semiannually	LIBOR-BBA —
					Quarterly
2,134,000	52,157 E	(16,120)	3/17/31	0.90% —	3 month USD-	36,037
				Semiannually	LIBOR-BBA —
					Quarterly
37,863,000	3,528,907 E	1,826,827	3/17/51	3 month USD-	1.25% —	(1,702,085)
				LIBOR-BBA —	Semiannually
				Quarterly
17,163,100	77,835	(139)	12/16/25	3 month USD-	0.428% —	(73,704)
				LIBOR-BBA —	Semiannually
				Quarterly
18,232,000	393,957 E	(3,364)	3/17/31	0.700% —	Secured	390,593
				Annually	Overnight
					Financing Rate —
					Annually

Premier Income Trust 73

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,661,900	$89,508 E	$(66)	6/22/31	3 month USD-	1.0025% —	$(89,574)
				LIBOR-BBA —	Semiannually
				Quarterly
11,239,000	42,382	(91)	12/31/25	3 month USD-	0.4515% —	(40,781)
				LIBOR-BBA —	Semiannually
				Quarterly
32,763,000	9,763	(124)	1/5/23	0.201% —	3 month USD-	(8,785)
				Semiannually	LIBOR-BBA —
					Quarterly
6,569,000	114,820	(87)	1/5/31	3 month USD-	0.944% —	(111,602)
				LIBOR-BBA —	Semiannually
				Quarterly
1,646,000	67	(6)	1/7/23	3 month USD-	0.188% —	(3)
				LIBOR-BBA —	Semiannually
				Quarterly
3,601,000	65,985	(48)	1/7/31	3 month USD-	0.9355% —	(64,379)
				LIBOR-BBA —	Semiannually
				Quarterly
552,000	14,682	(19)	1/8/51	3 month USD-	1.509% —	(14,254)
				LIBOR-BBA —	Semiannually
				Quarterly
552,000	9,568	(19)	1/8/51	3 month USD-	1.546% —	(9,128)
				LIBOR-BBA —	Semiannually
				Quarterly
1,749,000	658	(7)	1/8/23	3 month USD-	0.205% —	607
				LIBOR-BBA —	Semiannually
				Quarterly
4,341,000	41,088	(58)	1/8/31	3 month USD-	1.0275% —	(38,973)
				LIBOR-BBA —	Semiannually
				Quarterly
1,736,000	33,133	(59)	1/8/51	3 month USD-	1.539% —	(31,756)
				LIBOR-BBA —	Semiannually
				Quarterly
1,292,000	739	(5)	1/11/23	3 month USD-	0.2145% —	719
				LIBOR-BBA —	Semiannually
				Quarterly
3,917,000	21,414	(52)	1/11/31	3 month USD-	1.070% —	(19,651)
				LIBOR-BBA —	Semiannually
				Quarterly
16,153,500	22,421	(131)	1/13/26	0.5615% —	3 month USD-	(25,173)
				Semiannually	LIBOR-BBA —
					Quarterly
1,808,000	233	(24)	1/13/31	1.12792% —	3 month USD-	(1,063)
				Semiannually	LIBOR-BBA —
					Quarterly
2,815,000	1,605	(11)	1/13/23	3 month USD-	0.2145% —	1,562
				LIBOR-BBA —	Semiannually
				Quarterly
3,334,000	2,874	(44)	1/13/31	3 month USD-	1.1355% —	4,328
				LIBOR-BBA —	Semiannually
				Quarterly

74 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,461,000	$20,650	$(59)	1/14/31	1.1749% —	3 month USD-	$(22,663)
				Semiannually	LIBOR-BBA —
					Quarterly
5,008,000	4,056	(19)	1/14/23	3 month USD-	0.228% —	3,991
				LIBOR-BBA —	Semiannually
				Quarterly
6,505,000	28,921	(86)	1/14/31	3 month USD-	1.173% —	31,678
				LIBOR-BBA —	Semiannually
				Quarterly
2,943,000	21,178	(100)	1/14/51	3 month USD-	1.644% —	23,018
				LIBOR-BBA —	Semiannually
				Quarterly
1,984,000	1,413	(68)	1/15/51	1.625% —	3 month USD-	149
				Semiannually	LIBOR-BBA —
					Quarterly
194,076,200	288,203 E	(1,832)	4/15/26	3 month USD-	0.615% —	286,371
				LIBOR-BBA —	Semiannually
				Quarterly
5,736,000	4,038	(22)	1/15/23	3 month USD-	0.2235% —	3,933
				LIBOR-BBA —	Semiannually
				Quarterly
7,656,000	6,584	(102)	1/15/31	3 month USD-	1.185% —	(3,752)
				LIBOR-BBA —	Semiannually
				Quarterly
5,648,000	29,494	(193)	1/15/51	1.5945% —	3 month USD-	25,942
				Semiannually	LIBOR-BBA —
					Quarterly
5,647,600	37,014	(193)	1/26/51	3 month USD-	1.589% —	(36,163)
				LIBOR-BBA —	Semiannually
				Quarterly
3,129,700	410 E	(44)	4/15/31	1.165% —	3 month USD-	366
				Semiannually	LIBOR-BBA —
					Quarterly
3,028,800	13,929 E	(43)	7/15/31	1.165% —	3 month USD-	13,887
				Semiannually	LIBOR-BBA —
					Quarterly
4,589,000	2,960	(17)	1/15/23	3 month USD-	0.2205% —	2,870
				LIBOR-BBA —	Semiannually
				Quarterly
6,125,000	16,752	(81)	1/15/31	3 month USD-	1.0991% —	(14,539)
				LIBOR-BBA —	Semiannually
				Quarterly
4,743,000	9,590	(63)	1/19/31	3 month USD-	1.1075% —	(8,285)
				LIBOR-BBA —	Semiannually
				Quarterly
4,943,000	12,120	(66)	1/19/31	1.103% —	3 month USD-	10,636
				Semiannually	LIBOR-BBA —
					Quarterly
1,552,000	7,270	(53)	1/19/51	3 month USD-	1.5965% —	(6,622)
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 75

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$2,456,000	$12,118	$(84)	1/19/51	3 month USD-	1.5955% —	$(11,094)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,875,000	4,448	(98)	1/25/51	3 month USD-	1.609% —	(3,896)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,800,000	8,008	(37)	1/26/31	1.10% —	3 month USD-	7,644
					Semiannually	LIBOR-BBA —
						Quarterly
	4,700,000	24,807	(62)	1/27/31	1.075% —	3 month USD-	24,322
					Semiannually	LIBOR-BBA —
						Quarterly
	20,138,000	5,478	(76)	1/28/23	0.2005% —	3 month USD-	(5,401)
					Semiannually	LIBOR-BBA —
						Quarterly
	8,314,000	167,677	(284)	2/1/51	3 month USD-	1.535% —	(167,960)
					LIBOR-BBA —	Semiannually
					Quarterly
	34,403,200	30,791 E	(192)	1/31/25	0.735% —	3 month USD-	30,599
					Semiannually	LIBOR-BBA —
						Quarterly
	5,748,000	4,081	(196)	2/2/51	1.621% —	3 month USD-	(4,277)
					Semiannually	LIBOR-BBA —
						Quarterly
	24,492,000	490	(92)	2/2/23	0.1906% —	3 month USD-	(582)
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	177,000	3,425 E	(2)	1/30/35	1.692% —	6 month AUD-	3,424
					Semiannually	BBR-BBSW —
						Semiannually
AUD	596,700	21,386 E	(6)	3/5/35	1.47% —	6 month AUD-	21,380
					Semiannually	BBR-BBSW —
						Semiannually
AUD	221,500	9,109 E	(2)	3/25/35	1.4025% —	6 month AUD-	9,107
					Semiannually	BBR-BBSW —
						Semiannually
AUD	345,400	18,800 E	(4)	3/28/40	1.445% —	6 month AUD-	18,795
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,289,300	92,843 E	(15)	4/1/40	1.1685% —	6 month AUD-	92,828
					Semiannually	BBR-BBSW —
						Semiannually
AUD	82,700	6,895 E	(2)	7/2/45	1.441% —	6 month AUD-	6,894
					Semiannually	BBR-BBSW —
						Semiannually
AUD	4,501,000	90,177 E	28,199	3/17/31	6 month AUD-	0.90% —	(61,978)
					BBR-BBSW —	Semiannually
					Semiannually
CAD	6,646,000	100,588 E	79,147	3/17/31	3 month CAD-	1.20% —	(21,440)
					BA-CDOR —	Semiannually
					Semiannually

76 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CHF	4,433,000	$60,168 E	$(43,683)	3/17/31	—	0.33% plus	$16,486
						6 month CHF-
						LIBOR-BBA —
						Semiannually
EUR	1,144,400	539,748 E	(44)	11/29/58	1.484% —	6 month	(539,792)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,556,300	680,072	(60)	2/19/50	6 month	1.354% —	706,797
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,719,000	699,304	(66)	3/11/50	1.267% —	6 month	(725,531)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,739,200	673,258	(66)	3/12/50	1.2115% —	6 month	(698,616)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,008,000	707,720	(77)	3/26/50	1.113% —	6 month	(733,717)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,798,800	755,775 E	(68)	11/29/58	6 month	1.343% —	755,707
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,077,000	683,345	(79)	2/19/50	1.051% —	6 month	(712,280)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,655,300	532,996 E	(63)	6/7/54	1.054% —	6 month	(533,059)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,510,500	417,567	(58)	2/19/50	0.9035% —	6 month	(436,171)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	904,900	216,776	(35)	2/21/50	0.80% —	6 month	(226,870)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	3,288,600	375,845 E	(125)	8/8/54	0.49% —	6 month	(375,970)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,023,200	22,684 E	(76)	6/6/54	6 month	0.207% —	22,608
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

Premier Income Trust 77

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	2,735,100	$102,593	$(102)	2/19/50	0.233% —	6 month	$(116,194)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	11,076,900	1,844,401	(418)	2/19/50	6 month	0.595% —	1,942,563
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,285,600	18,506 E	(48)	3/4/54	0.134% —	6 month	18,458
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	585,600	86,188 E	(23)	3/13/54	—	0.2275%	86,166
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	3,783,300	72,541 E	(80)	5/13/40	6 month	0.276% —	(72,622)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,853,200	26,839 E	(40)	6/24/40	0.315% —	6 month	26,799
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,522,800	35,064 E	(58)	1/16/40	0.315% —	6 month	35,005
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	863,600	12,008 E	(20)	3/28/40	0.3175% —	6 month	11,988
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	11,712,000	181,672 E	(159,229)	3/17/31	—	0.30% plus	22,443
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
GBP	3,994,000	94,995 E	6,107	3/17/31	Sterling	0.12% —	(88,888)
					Overnight	Annually
					Index Average —
					Annually
JPY	110,098,700	62,854 E	(32)	8/29/43	0.7495% —	6 month JPY-	(62,886)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	140,532,700	65,758 E	(42)	8/29/43	0.194% —	6 month JPY-	65,715
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	23,386,000	50,414 E	(1,421)	3/17/31	6 month NOK-	1.20% —	(51,835)
					NIBOR-NIBR —	Annually
					Semiannually

78 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NZD	2,861,000	$60,795 E	$2,708	3/17/31	3 month NZD-	0.90% —	$(58,087)
					BBR-FRA —	Semiannually
					Quarterly
SEK	61,910,000	112,717 E	(23,133)	3/17/31	0.300% —	3 month SEK-	89,584
					Annually	STIBOR-SIDE —
						Quarterly
Total			$217,939				$(768,899)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$711,926	$713,870	$—	1/12/40	4.00% (1 month	Synthetic MBX	$3,276
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
120,711	121,041	—	1/12/40	4.00% (1 month	Synthetic MBX	555
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
85,273	85,506	—	1/12/40	4.00% (1 month	Synthetic MBX	392
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,702,922	9,720,150	—	1/12/41	5.00% (1 month	Synthetic MBX	38,925
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,152,459	1,152,459	—	1/12/40	5.00% (1 month	Synthetic MBX	2,597
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
376,289	376,984	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(1,674)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,524,540	6,534,481	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(27,671)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
75,640	72,912	—	1/12/43	3.50% (1 month	Synthetic TRS	(1,756)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
48,601	47,689	—	1/12/42	4.00% (1 month	Synthetic TRS	(231)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$246,383	$241,917	$—	1/12/41	(4.00%) 1 month	Synthetic TRS	$934
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
194,652	190,919	—	1/12/41	(5.00%) 1 month	Synthetic TRS	744
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
77,360	76,498	—	1/12/41	5.00% (1 month	Synthetic TRS Index	172
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
59,058	58,400	—	1/12/41	5.00% (1 month	Synthetic TRS Index	132
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
46,569	46,051	—	1/12/41	5.00% (1 month	Synthetic TRS Index	104
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
65,581	65,037	—	1/12/39	6.00% (1 month	Synthetic TRS	300
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
136,632	138,317	—	1/12/38	6.50% (1 month	Synthetic TRS	3,437
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,606	19,848	—	1/12/38	6.50% (1 month	Synthetic TRS	493
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,230	9,344	—	1/12/38	6.50% (1 month	Synthetic TRS	232
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
1,299,426	1,301,733	—	1/12/41	5.00% (1 month	Synthetic MBX	5,213
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
571,098	572,112	—	1/12/41	5.00% (1 month	Synthetic MBX	2,291
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
198,487	198,840	—	1/12/41	5.00% (1 month	Synthetic MBX	796
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

80 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$433,142	$433,911	$—	1/12/41	5.00% (1 month	Synthetic MBX	$1,738
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
131,850	130,382	—	1/12/41	5.00% (1 month	Synthetic MBX Index	294
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
89,032	85,821	—	1/12/43	3.50% (1 month	Synthetic TRS	(2,067)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
24,535	23,650	—	1/12/43	3.50% (1 month	Synthetic TRS	(570)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
14,035	13,529	—	1/12/43	3.50% (1 month	Synthetic TRS	(326)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
301,497	293,732	—	1/12/45	4.00% (1 month	Synthetic TRS	(3,225)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
108,115	105,330	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,156)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
63,317	62,170	—	1/12/41	4.00% (1 month	Synthetic TRS	(240)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,075	4,983	—	1/12/41	4.00% (1 month	Synthetic TRS	(19)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
68,392	67,153	—	1/12/41	(4.00%) 1 month	Synthetic TRS	259
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
119,172	116,886	—	1/12/41	(5.00%) 1 month	Synthetic TRS	456
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
130,799	128,291	—	1/12/41	(5.00%) 1 month	Synthetic TRS	500
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
123,466	122,091	—	1/12/41	5.00% (1 month	Synthetic TRS Index	275
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Premier Income Trust 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG
$479,888	$480,620	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(2,035)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
19,699	19,729	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(84)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
52,548	52,628	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(223)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
114,189	114,363	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(484)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
214,270	214,597	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(909)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
257,100	257,492	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,090)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
303,961	304,424	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,289)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
416,423	417,058	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,766)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
160,668	156,401	—	1/12/44	(3.00%) 1 month	Synthetic TRS	2,117
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
152,422	146,925	—	1/12/43	(3.50%) 1 month	Synthetic TRS	3,539
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
375,818	366,139	—	1/12/45	4.00% (1 month	Synthetic TRS	(4,020)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
274,473	269,327	—	1/12/42	4.00% (1 month	Synthetic TRS	(1,303)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

82 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$237,532	$233,079	$—	1/12/42	4.00% (1 month	Synthetic TRS	$(1,127)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
120,586	118,325	—	1/12/42	4.00% (1 month	Synthetic TRS	(572)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
120,586	118,325	—	1/12/42	4.00% (1 month	Synthetic TRS	(572)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
107,284	104,521	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,148)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
388,983	381,933	—	1/12/41	(4.00%) 1 month	Synthetic TRS	1,474
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
186,571	182,993	—	1/12/41	(5.00%) 1 month	Synthetic TRS	714
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
95,709	94,914	—	1/12/39	6.00% (1 month	Synthetic TRS	437
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
92,451	91,684	—	1/12/39	6.00% (1 month	Synthetic TRS	423
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,228	45,844	—	1/12/39	6.00% (1 month	Synthetic TRS	211
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
45,948	45,566	—	1/12/39	6.00% (1 month	Synthetic TRS	210
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,911	6,853	—	1/12/39	6.00% (1 month	Synthetic TRS	32
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,984	43,515	—	1/12/38	6.50% (1 month	Synthetic TRS	1,081
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$3,092	$3,130	$—	1/12/38	6.50% (1 month	Synthetic TRS	$78
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N. A.
340,675	334,501	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,291)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
197,663	194,081	—	1/12/41	4.00% (1 month	Synthetic TRS	(749)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
65,706	64,516	—	1/12/41	4.00% (1 month	Synthetic TRS	(249)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
31,321	30,753	—	1/12/41	4.00% (1 month	Synthetic TRS	(119)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
186,571	182,993	—	1/12/41	(5.00%) 1 month	Synthetic TRS	714
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
285,548	282,368	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(636)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
50,819	48,986	—	1/12/43	(3.50%) 1 month	Synthetic TRS	1,180
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
201,238	196,673	—	1/12/44	4.00% (1 month	Synthetic TRS	(1,775)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
801,778	786,744	—	1/12/42	(4.00%) 1 month	Synthetic TRS	3,805
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Morgan Stanley & Co. International PLC
2,285,366	2,285,366	—	7/17/24	3.825% (3 month	Pera Funding DAC,	6,820
				USD-LIBOR-BBA	3.825%, Series
				minus 0.12%) —	2019–01, 07/10/24 —
				Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		86,950
Upfront premium (paid)		—		Unrealized (depreciation)		(60,376)
Total		$—		Total		$26,574

84 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	7,727,000	$924,301	$(276)	5/15/40	(.961%) — At	Eurostat Eurozone	$924,025
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	887,899	(286)	5/15/30	(.655%) — At	Eurostat Eurozone	887,614
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	872,466	(286)	5/15/30	(.6625%) — At	Eurostat Eurozone	872,181
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,375,000	607,132	—	7/15/37	1.71% — At	Eurostat Eurozone	607,132
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,375,000	218,567	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(218,567)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	550,557	(169)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(550,726)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	554,087	(169)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(554,256)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	555,258	(170)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(555,428)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	556,429	(170)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(556,599)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,727,000	1,512,461	(365)	5/15/50	1.13% — At	Eurostat Eurozone	(1,512,825)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	1,967,321	(549)	5/15/40	0.935% — At	Eurostat Eurozone	(1,967,870)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	15,471,000	1,989,700	(549)	5/15/40	0.93% — At	Eurostat Eurozone	(1,990,249)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	8,846,000	913,280	(189)	12/15/28	3.665% — At	GBP Non-revised UK	913,091
					maturity	Retail Price Index —
						At maturity

Premier Income Trust 85

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	9,908,000	$492,748	$(234)	3/15/28	3.34% — At	GBP Non-revised UK	$492,514
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	421,867	(160)	3/15/28	3.4025% — At	GBP Non-revised UK	421,708
					maturity	Retail Price Index —
						At maturity
GBP	9,486,000	418,498	(124)	11/15/24	3.385% — At	GBP Non-revised UK	418,374
					maturity	Retail Price Index —
						At maturity
GBP	5,308,000	283,696	(124)	2/15/28	3.34% — At	GBP Non-revised UK	283,572
					maturity	Retail Price Index —
						At maturity
GBP	4,743,000	207,761	(62)	11/15/24	3.381% — At	GBP Non-revised UK	207,699
					maturity	Retail Price Index —
						At maturity
GBP	4,743,000	197,259	—	12/15/24	3.42% — At	GBP Non-revised UK	197,259
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	144,650	(58)	3/15/28	3.3875% — At	GBP Non-revised UK	144,592
					maturity	Retail Price Index —
						At maturity
GBP	2,661,000	988,007	(140)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(988,147)
					maturity	Retail Price Index —
						At maturity
	$6,825,000	140,732	(69)	11/29/24	(1.703%) — At	USA Non Revised	140,663
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	6,825,000	115,452	(69)	12/10/24	(1.7625%) — At	USA Non Revised	115,383
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	24,570,000	2,011,718	145,229	7/10/30	1.6625% — At	USA Non Revised	(1,866,493)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	22,765,000	2,021,054	31,839	6/30/30	1.586% — At	USA Non Revised	(1,989,215)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
Total			$172,850				$(6,124,568)

86 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB/P	$9,980	$146,000	$37,902	5/11/63	300 bp —	$(27,837)
Index						Monthly
CMBX NA BBB–.6	BB/P	19,586	325,000	84,370	5/11/63	300 bp —	(64,595)
Index						Monthly
CMBX NA BBB–.6	BB/P	40,127	650,000	168,740	5/11/63	300 bp —	(128,233)
Index						Monthly
CMBX NA BBB–.6	BB/P	38,247	671,000	174,192	5/11/63	300 bp —	(135,553)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	14,591	115,000	8,625	5/11/63	200 bp —	6,010
Index						Monthly
CMBX NA A.6	A/P	38,358	229,000	17,175	5/11/63	200 bp —	21,272
Index						Monthly
CMBX NA A.6	A/P	53,845	356,000	26,700	5/11/63	200 bp —	27,283
Index						Monthly
CMBX NA A.6	A/P	55,884	362,000	27,150	5/11/63	200 bp —	28,875
Index						Monthly
CMBX NA A.6	A/P	46,648	397,000	29,775	5/11/63	200 bp —	17,027
Index						Monthly
CMBX NA A.6	A/P	72,342	409,000	30,675	5/11/63	200 bp —	41,826
Index						Monthly
CMBX NA A.6	A/P	61,189	441,000	33,075	5/11/63	200 bp —	28,285
Index						Monthly
CMBX NA A.6	A/P	113,216	681,000	51,075	5/11/63	200 bp —	62,406
Index						Monthly
CMBX NA BB.11	BB–/P	167,805	297,000	54,232	11/18/54	500 bp —	113,862
Index						Monthly
CMBX NA BB.12	BB–/P	11,025	21,000	3,398	8/17/61	500 bp —	7,648
Index						Monthly
CMBX NA BB.6	B/P	385,740	2,689,000	1,131,262	5/11/63	500 bp —	(742,908)
Index						Monthly
CMBX NA BB.7	B+/P	136,056	2,666,000	999,483	1/17/47	500 bp —	(860,836)
Index						Monthly
CMBX NA BBB–	BBB–/P	99,392	627,000	50,912	8/17/61	300 bp —	48,845
.12 Index						Monthly
CMBX NA BBB–	BBB–/P	23,240	265,000	20,034	12/16/72	300 bp —	3,360
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	228,505	2,428,000	183,557	12/16/72	300 bp —	46,365
.13 Index						Monthly
CMBX NA BBB–.6	BB/P	480	6,000	1,558	5/11/63	300 bp —	(1,074)
Index						Monthly
CMBX NA BBB–.6	BB/P	22,091	335,000	86,966	5/11/63	300 bp —	(64,680)
Index						Monthly
CMBX NA BBB–.6	BB/P	24,805	377,000	97,869	5/11/63	300 bp —	(72,844)
Index						Monthly

Premier Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BB/P	$43,570	$640,000	$166,144	5/11/63	300 bp —	$(122,201)
Index						Monthly
CMBX NA BBB–.6	BB/P	642,011	10,082,000	2,617,287	5/11/63	300 bp —	(1,969,395)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	B+/P	63,938	478,000	179,202	1/17/47	500 bp —	(114,800)
Index						Monthly
CMBX NA BBB–.6	BB/P	108,504	982,000	254,927	5/11/63	300 bp —	(145,850)
Index						Monthly
CMBX NA BBB–.6	BB/P	251,482	2,276,000	590,850	5/11/63	300 bp —	(338,040)
Index						Monthly
CMBX NA BBB–.6	BB/P	2,334,309	24,843,000	6,449,243	5/11/63	300 bp —	(4,100,442)
Index						Monthly
CMBX NA BBB–.7	BB+/P	27,745	351,000	71,604	1/17/47	300 bp —	(43,655)
Index						Monthly
CMBX NA BBB–.7	BB+/P	138,664	1,876,000	382,704	1/17/47	300 bp —	(242,945)
Index						Monthly
CMBX NA BBB–.7	BB+/P	143,170	2,180,000	444,720	1/17/47	300 bp —	(300,278)
Index						Monthly
Goldman Sachs International
CMBX NA BB.6	B/P	188,650	440,000	185,108	5/11/63	500 bp —	3,970
Index						Monthly
CMBX NA BB.9	B+/P	10,109	25,000	7,383	9/17/58	500 bp —	2,751
Index						Monthly
CMBX NA BBB–	BBB–/P	1,681	16,000	1,210	12/16/72	300 bp —	481
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	4,737	80,000	6,048	12/16/72	300 bp —	(1,265)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	4,765	80,000	6,048	12/16/72	300 bp —	(1,236)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	8,843	121,000	9,148	12/16/72	300 bp —	(234)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	29,127	184,000	13,910	12/16/72	300 bp —	15,324
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	34,871	206,000	15,574	12/16/72	300 bp —	19,418
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	35,263	206,000	15,574	12/16/72	300 bp —	19,810
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	33,222	212,000	16,027	12/16/72	300 bp —	17,319
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	13,367	226,000	17,086	12/16/72	300 bp —	(3,587)
.13 Index						Monthly
CMBX NA BBB–.6	BB/P	74	1,000	260	5/11/63	300 bp —	(185)
Index						Monthly
CMBX NA BBB–.6	BB/P	73	1,000	260	5/11/63	300 bp —	(186)
Index						Monthly

88 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB/P	$228	$3,000	$779	5/11/63	300 bp —	$(549)
Index						Monthly
CMBX NA BBB–.6	BB/P	401	5,000	1,298	5/11/63	300 bp —	(894)
Index						Monthly
CMBX NA BBB–.6	BB/P	657	13,000	3,375	5/11/63	300 bp —	(2,711)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,187	15,000	3,894	5/11/63	300 bp —	(2,698)
Index						Monthly
CMBX NA BBB–.6	BB/P	2,942	35,000	9,086	5/11/63	300 bp —	(6,124)
Index						Monthly
CMBX NA BBB–.6	BB/P	14,630	88,000	22,845	5/11/63	300 bp —	(8,163)
Index						Monthly
CMBX NA BBB–.6	BB/P	11,917	89,000	23,104	5/11/63	300 bp —	(11,136)
Index						Monthly
CMBX NA BBB–.6	BB/P	11,844	89,000	23,104	5/11/63	300 bp —	(11,209)
Index						Monthly
CMBX NA BBB–.6	BB/P	10,089	114,000	29,594	5/11/63	300 bp —	(19,439)
Index						Monthly
CMBX NA BBB–.6	BB/P	20,235	183,000	47,507	5/11/63	300 bp —	(27,165)
Index						Monthly
CMBX NA BBB–.6	BB/P	25,594	188,000	48,805	5/11/63	300 bp —	(23,101)
Index						Monthly
CMBX NA BBB–.6	BB/P	9,360	192,000	49,843	5/11/63	300 bp —	(40,371)
Index						Monthly
CMBX NA BBB–.6	BB/P	21,361	203,000	52,699	5/11/63	300 bp —	(31,219)
Index						Monthly
CMBX NA BBB–.6	BB/P	17,848	206,000	53,478	5/11/63	300 bp —	(35,509)
Index						Monthly
CMBX NA BBB–.6	BB/P	26,299	216,000	56,074	5/11/63	300 bp —	(29,649)
Index						Monthly
CMBX NA BBB–.6	BB/P	24,541	223,000	57,891	5/11/63	300 bp —	(33,220)
Index						Monthly
CMBX NA BBB–.6	BB/P	25,154	225,000	58,410	5/11/63	300 bp —	(33,125)
Index						Monthly
CMBX NA BBB–.6	BB/P	27,421	245,000	63,602	5/11/63	300 bp —	(36,038)
Index						Monthly
CMBX NA BBB–.6	BB/P	13,938	269,000	69,832	5/11/63	300 bp —	(55,737)
Index						Monthly
CMBX NA BBB–.6	BB/P	24,979	296,000	76,842	5/11/63	300 bp —	(51,690)
Index						Monthly
CMBX NA BBB–.6	BB/P	26,076	309,000	80,216	5/11/63	300 bp —	(53,960)
Index						Monthly
CMBX NA BBB–.6	BB/P	18,186	355,000	92,158	5/11/63	300 bp —	(73,765)
Index						Monthly
CMBX NA BBB–.6	BB/P	58,232	389,000	100,984	5/11/63	300 bp —	(42,525)
Index						Monthly

Premier Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB/P	$57,641	$392,000	$101,763	5/11/63	300 bp —	$(43,894)
Index						Monthly
CMBX NA BBB–.6	BB/P	44,904	403,000	104,619	5/11/63	300 bp —	(59,480)
Index						Monthly
CMBX NA BBB–.6	BB/P	34,559	417,000	108,253	5/11/63	300 bp —	(73,451)
Index						Monthly
CMBX NA BBB–.6	BB/P	45,228	418,000	108,513	5/11/63	300 bp —	(63,041)
Index						Monthly
CMBX NA BBB–.6	BB/P	45,403	418,000	108,513	5/11/63	300 bp —	(62,866)
Index						Monthly
CMBX NA BBB–.6	BB/P	23,107	443,000	115,003	5/11/63	300 bp —	(91,637)
Index						Monthly
CMBX NA BBB–.6	BB/P	51,553	462,000	119,935	5/11/63	300 bp —	(68,113)
Index						Monthly
CMBX NA BBB–.6	BB/P	51,553	462,000	119,935	5/11/63	300 bp —	(68,113)
Index						Monthly
CMBX NA BBB–.6	BB/P	73,722	531,000	137,848	5/11/63	300 bp —	(63,816)
Index						Monthly
CMBX NA BBB–.6	BB/P	48,875	566,000	146,934	5/11/63	300 bp —	(97,729)
Index						Monthly
CMBX NA BBB–.6	BB/P	86,808	576,000	149,530	5/11/63	300 bp —	(62,385)
Index						Monthly
CMBX NA BBB–.6	BB/P	59,933	597,000	154,981	5/11/63	300 bp —	(94,700)
Index						Monthly
CMBX NA BBB–.6	BB/P	31,646	638,000	165,625	5/11/63	300 bp —	(133,606)
Index						Monthly
CMBX NA BBB–.6	BB/P	76,544	707,000	183,537	5/11/63	300 bp —	(106,581)
Index						Monthly
CMBX NA BBB–.6	BB/P	69,759	928,000	240,909	5/11/63	300 bp —	(170,609)
Index						Monthly
CMBX NA BBB–.6	BB/P	134,739	961,000	249,476	5/11/63	300 bp —	(114,176)
Index						Monthly
CMBX NA BBB–.6	BB/P	118,398	1,074,000	278,810	5/11/63	300 bp —	(159,786)
Index						Monthly
CMBX NA BBB–.6	BB/P	124,607	1,193,000	309,703	5/11/63	300 bp —	(184,400)
Index						Monthly
CMBX NA BBB–.6	BB/P	184,707	1,551,000	402,640	5/11/63	300 bp —	(217,028)
Index						Monthly
CMBX NA BBB–.6	BB/P	93,617	1,935,000	502,326	5/11/63	300 bp —	(407,581)
Index						Monthly
CMBX NA BBB–.6	BB/P	320,704	2,144,000	556,582	5/11/63	300 bp —	(234,627)
Index						Monthly
CMBX NA BBB–.7	BB+/P	54,254	734,000	149,736	1/17/47	300 bp —	(95,054)
Index						Monthly

90 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.10	BB–/P	$50,149	$625,000	$199,438	5/11/63	500 bp —	$(148,681)
Index						Monthly
CMBX NA BB.6	B/P	10,811	21,000	8,835	5/11/63	500 bp —	1,997
Index						Monthly
CMBX NA BBB–	BBB–/P	11,377	124,000	9,374	12/16/72	300 bp —	2,075
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	8,279	140,000	10,584	12/16/72	300 bp —	(2,224)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	28,187	140,000	10,584	12/16/72	300 bp —	17,684
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	28,481	181,000	13,684	12/16/72	300 bp —	14,903
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	47,535	261,000	19,732	12/16/72	300 bp —	27,956
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	57,241	286,000	21,622	12/16/72	300 bp —	35,786
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	27,531	465,000	35,154	12/16/72	300 bp —	(7,351)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	76,333	788,000	59,573	12/16/72	300 bp —	17,220
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	104,659	1,108,000	83,765	12/16/72	300 bp —	21,541
.13 Index						Monthly
CMBX NA BBB–.6	BB/P	13,168,536	41,190,000	10,692,924	5/11/63	300 bp —	2,499,643
Index						Monthly
Merrill Lynch International
CMBX NA BB.6	B/P	28,625	256,000	107,699	5/11/63	500 bp —	(78,825)
Index						Monthly
CMBX NA BBB– .6	BB/P	1,261,825	4,683,000	1,215,707	5/11/63	300 bp —	48,850
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.6	B/P	101,667	414,000	174,170	5/11/63	500 bp —	(72,101)
Index						Monthly
CMBX NA BB.6	B/P	173,227	703,000	295,752	5/11/63	500 bp —	(121,842)
Index						Monthly
CMBX NA BB.6	B/P	345,017	813,000	342,029	5/11/63	500 bp —	3,552
Index						Monthly
CMBX NA BBB–	BBB–/P	13,609	67,000	5,065	12/16/72	300 bp —	8,583
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	4,553	77,000	5,821	12/16/72	300 bp —	(1,223)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	7,660	82,000	6,199	12/16/72	300 bp —	1,509
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	13,044	142,000	10,735	12/16/72	300 bp —	2,392
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	9,817	144,000	10,886	12/16/72	300 bp —	(985)
.13 Index						Monthly

Premier Income Trust 91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–	BBB–/P	$27,073	$144,000	$10,886	12/16/72	300 bp —	$16,270
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	33,518	205,000	15,498	12/16/72	300 bp —	18,139
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	33,359	212,000	16,027	12/16/72	300 bp —	17,455
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	12,002	216,000	16,330	12/16/72	300 bp —	(4,202)
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	55,274	351,000	26,536	12/16/72	300 bp —	28,943
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	61,787	676,000	51,106	12/16/72	300 bp —	11,075
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	165,280	839,000	63,428	12/16/72	300 bp —	102,341
.13 Index						Monthly
CMBX NA BBB–.6	BB/P	147	2,000	519	5/11/63	300 bp —	(371)
Index						Monthly
CMBX NA BBB–.6	BB/P	1,202	15,000	3,894	5/11/63	300 bp —	(2,683)
Index						Monthly
CMBX NA BBB–.6	BB/P	20,598	312,000	80,995	5/11/63	300 bp —	(60,215)
Index						Monthly
CMBX NA BBB–.6	BB/P	20,812	317,000	82,293	5/11/63	300 bp —	(61,296)
Index						Monthly
CMBX NA BBB–.6	BB/P	382,260	1,108,000	287,637	5/11/63	300 bp —	95,270
Index						Monthly
CMBX NA BBB–.6	BB/P	1,313,931	19,833,000	5,148,647	5/11/63	300 bp —	(3,823,147)
Index						Monthly
Upfront premium received		25,712,113	Unrealized appreciation				3,525,321
Upfront premium (paid)		—	Unrealized (depreciation)				(17,170,675)
Total		$25,712,113	Total				$(13,645,354)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(30,474)	$292,000	$93,177	11/17/59	(500 bp) —	$62,419
					Monthly
CMBX NA BB.10 Index	(26,425)	241,000	76,903	11/17/59	(500 bp) —	50,244
					Monthly

92 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(113,495)	$876,000	$159,958	11/18/54	(500 bp) —	$45,611
					Monthly
CMBX NA BB.11 Index	(28,279)	300,000	54,780	11/18/54	(500 bp) —	26,210
					Monthly
CMBX NA BB.11 Index	(9,895)	194,000	35,424	11/18/54	(500 bp) —	25,340
					Monthly
CMBX NA BB.11 Index	(3,683)	71,000	12,965	11/18/54	(500 bp) —	9,212
					Monthly
CMBX NA BB.12 Index	(29,363)	90,000	14,562	8/17/61	(500 bp) —	(14,888)
					Monthly
CMBX NA BB.8 Index	(17,507)	136,106	48,005	10/17/57	(500 bp) —	30,365
					Monthly
CMBX NA BB.9 Index	(164,016)	1,589,000	469,232	9/17/58	(500 bp) —	303,671
					Monthly
CMBX NA BB.9 Index	(39,744)	616,000	181,905	9/17/58	(500 bp) —	141,562
					Monthly
CMBX NA BB.9 Index	(16,453)	255,000	75,302	9/17/58	(500 bp) —	58,601
					Monthly
CMBX NA BB.9 Index	(7,301)	186,000	54,926	9/17/58	(500 bp) —	47,444
					Monthly
CMBX NA BB.9 Index	(5,365)	148,000	43,704	9/17/58	(500 bp) —	38,195
					Monthly
CMBX NA BB.9 Index	(1,935)	48,000	14,174	9/17/58	(500 bp) —	12,193
					Monthly
CMBX NA BBB– .10 Index	(417,463)	2,428,000	296,702	11/17/59	(300 bp) —	(122,178)
					Monthly
CMBX NA BBB– .10 Index	(112,583)	485,000	59,267	11/17/59	(300 bp) —	(53,599)
					Monthly
CMBX NA BBB– .10 Index	(44,315)	349,000	42,648	11/17/59	(300 bp) —	(1,871)
					Monthly
CMBX NA BBB– .10 Index	(82,547)	346,000	42,281	11/17/59	(300 bp) —	(40,467)
					Monthly
CMBX NA BBB– .10 Index	(53,699)	246,000	30,061	11/17/59	(300 bp) —	(23,782)
					Monthly
CMBX NA BBB– .10 Index	(46,791)	215,000	26,273	11/17/59	(300 bp) —	(20,644)
					Monthly
CMBX NA BBB– .10 Index	(38,387)	156,000	19,063	11/17/59	(300 bp) —	(19,414)
					Monthly
CMBX NA BBB– .12 Index	(8,563)	42,000	3,410	8/17/61	(300 bp) —	(5,178)
					Monthly
CMBX NA BBB–.10 Index	(98,315)	330,000	40,326	11/17/59	(300 bp) —	(58,181)
					Monthly
CMBX NA BBB–.11 Index	(133,150)	416,000	29,286	11/18/54	(300 bp) —	(104,106)
					Monthly
CMBX NA BBB–.11 Index	(55,547)	170,000	11,968	11/18/54	(300 bp) —	(43,678)
					Monthly

Premier Income Trust 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.11 Index	$(38,380)	$117,000	$8,237	11/18/54	(300 bp) —	$(30,212)
					Monthly
CMBX NA BBB–.12 Index	(174,090)	521,000	42,305	8/17/61	(300 bp) —	(132,089)
					Monthly
CMBX NA BBB–.12 Index	(155,366)	442,000	35,890	8/17/61	(300 bp) —	(119,734)
					Monthly
CMBX NA BBB–.12 Index	(143,904)	414,000	33,617	8/17/61	(300 bp) —	(110,528)
					Monthly
CMBX NA BBB–.12 Index	(95,152)	270,000	21,924	8/17/61	(300 bp) —	(73,386)
					Monthly
CMBX NA BBB–.12 Index	(66,617)	195,000	15,834	8/17/61	(300 bp) —	(50,897)
					Monthly
CMBX NA BBB–.12 Index	(33,749)	107,000	8,688	8/17/61	(300 bp) —	(25,123)
					Monthly
CMBX NA BBB–.9 Index	(62,697)	265,000	31,800	9/17/58	(300 bp) —	(31,051)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(80,855)	606,000	193,375	11/17/59	(500 bp) —	111,931
					Monthly
CMBX NA BB.10 Index	(71,945)	605,000	193,056	11/17/59	(500 bp) —	120,522
					Monthly
CMBX NA BB.10 Index	(39,651)	319,000	101,793	11/17/59	(500 bp) —	61,831
					Monthly
CMBX NA BB.7 Index	(54,048)	293,000	109,846	1/17/47	(500 bp) —	55,513
					Monthly
CMBX NA BB.7 Index	(4,130)	234,000	98,444	5/11/63	(500 bp) —	94,086
					Monthly
CMBX NA BB.9 Index	(270,967)	2,703,000	798,196	9/17/58	(500 bp) —	524,601
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(13,197)	129,000	54,270	5/11/63	(500 bp) —	40,948
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	177,703	1/17/47	(500 bp) —	105,513
					Monthly
CMBX NA BB.12 Index	(41,375)	113,000	18,283	8/17/61	(500 bp) —	(23,202)
					Monthly
CMBX NA BB.6 Index	(27,101)	219,000	92,133	5/11/63	(500 bp) —	64,819
					Monthly
CMBX NA BB.7 Index	(84,052)	513,000	192,324	1/17/47	(500 bp) —	107,773
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	106,472	1/17/47	(500 bp) —	48,529
					Monthly
CMBX NA BB.7 Index	(31,785)	188,000	70,481	1/17/47	(500 bp) —	38,513
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	65,233	1/17/47	(500 bp) —	33,299
					Monthly

94 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.8 Index	$(5,212)	$44,404	$15,661	10/17/57	(500 bp) —	$10,406
					Monthly
CMBX NA BB.9 Index	(5,864)	151,000	44,590	9/17/58	(500 bp) —	38,579
					Monthly
CMBX NA BB.9 Index	(18,626)	117,000	34,550	9/17/58	(500 bp) —	15,811
					Monthly
CMBX NA BB.9 Index	(8,945)	56,000	16,537	9/17/58	(500 bp) —	7,538
					Monthly
CMBX NA BB.9 Index	(8,847)	56,000	16,537	9/17/58	(500 bp) —	7,635
					Monthly
CMBX NA BBB– .10 Index	(22,310)	102,000	12,464	11/17/59	(300 bp) —	(9,905)
					Monthly
CMBX NA BBB– .12 Index	(19,885)	102,000	8,282	8/17/61	(300 bp) —	(11,662)
					Monthly
CMBX NA BBB–.12 Index	(103,342)	306,000	24,847	8/17/61	(300 bp) —	(78,673)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(725,909)	1,331,000	243,041	11/18/54	(500 bp) —	(484,162)
					Monthly
CMBX NA BB.12 Index	(378,410)	689,000	111,480	8/17/61	(500 bp) —	(267,600)
					Monthly
CMBX NA BB.17 Index	(1,383,274)	2,825,000	1,059,093	1/17/47	(500 bp) —	(326,930)
					Monthly
CMBX NA BB.8 Index	(107,551)	209,469	73,880	10/17/57	(500 bp) —	(33,875)
					Monthly
CMBX NA BB.9 Index	(169,018)	342,000	100,993	9/17/58	(500 bp) —	(68,358)
					Monthly
CMBX NA BBB– .10 Index	(23,584)	143,000	17,475	11/17/59	(300 bp) —	(6,193)
					Monthly
CMBX NA BBB–.10 Index	(59,441)	211,000	25,784	11/17/59	(300 bp) —	(33,780)
					Monthly
CMBX NA BBB–.10 Index	(32,176)	108,000	13,198	11/17/59	(300 bp) —	(19,041)
					Monthly
CMBX NA BBB–.11 Index	(65,375)	208,000	14,643	11/18/54	(300 bp) —	(50,853)
					Monthly
CMBX NA BBB–.11 Index	(61,898)	192,000	13,517	11/18/54	(300 bp) —	(48,493)
					Monthly
CMBX NA BBB–.11 Index	(56,260)	179,000	12,602	11/18/54	(300 bp) —	(43,763)
					Monthly
CMBX NA BBB–.11 Index	(11,299)	36,000	2,534	11/18/54	(300 bp) —	(8,786)
					Monthly
CMBX NA BBB–.7 Index	(577,517)	2,460,000	501,840	1/17/47	(300 bp) —	(77,112)
					Monthly

Premier Income Trust 95

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(33,229)	$584,000	$186,354	11/17/59	(500 bp) —	$152,557
					Monthly
CMBX NA BB.11 Index	(210,050)	425,000	77,605	11/18/54	(500 bp) —	(132,858)
					Monthly
CMBX NA BB.9 Index	(91,627)	2,352,000	694,546	9/17/58	(500 bp) —	600,637
					Monthly
CMBX NA BBB– .10 Index	(41,601)	192,000	23,462	11/17/59	(300 bp) —	(18,250)
					Monthly
CMBX NA BBB–.7 Index	(75,310)	919,000	187,476	1/17/47	(300 bp) —	111,630
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(34,235)	336,000	68,544	1/17/47	(300 bp) —	34,113
					Monthly
CMBX NA BB.10 Index	(30,624)	292,000	93,177	11/17/59	(500 bp) —	62,269
					Monthly
CMBX NA BB.11 Index	(5,908)	62,000	11,321	11/18/54	(500 bp) —	5,353
					Monthly
CMBX NA BB.12 Index	(23,594)	330,000	53,394	8/17/61	(500 bp) —	29,479
					Monthly
CMBX NA BB.12 Index	(16,741)	317,000	51,291	8/17/61	(500 bp) —	34,241
					Monthly
CMBX NA BB.12 Index	(16,575)	227,000	36,729	8/17/61	(500 bp) —	19,933
					Monthly
CMBX NA BB.12 Index	(87,600)	146,000	23,623	8/17/61	(500 bp) —	(64,119)
					Monthly
CMBX NA BB.12 Index	(8,184)	116,000	18,769	8/17/61	(500 bp) —	10,472
					Monthly
CMBX NA BB.12 Index	(5,718)	70,000	11,326	9/17/58	(500 bp) —	5,540
					Monthly
CMBX NA BB.7 Index	(75,213)	374,000	140,213	1/17/47	(500 bp) —	64,636
					Monthly
CMBX NA BB.7 Index	(36,252)	188,000	70,481	1/17/47	(500 bp) —	34,047
					Monthly
CMBX NA BB.7 Index	(10,105)	54,000	20,245	1/17/47	(500 bp) —	10,088
					Monthly
CMBX NA BB.7 Index	(8,476)	42,000	15,746	1/17/47	(500 bp) —	7,229
					Monthly
CMBX NA BB.8 Index	(62,786)	122,592	43,238	10/17/57	(500 bp) —	(19,667)
					Monthly
CMBX NA BB.9 Index	(11,007)	312,000	92,134	9/17/58	(500 bp) —	80,823
					Monthly
CMBX NA BB.9 Index	(12,424)	202,000	59,651	9/17/58	(500 bp) —	47,030
					Monthly
CMBX NA BB.9 Index	(22,495)	169,000	49,906	9/17/58	(500 bp) —	27,246
					Monthly
CMBX NA BB.9 Index	(22,550)	166,000	49,020	9/17/58	(500 bp) —	26,309
					Monthly

96 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(24,292)	$161,000	$47,543	9/17/58	(500 bp) —	$23,094
					Monthly
CMBX NA BB.9 Index	(22,012)	161,000	47,543	9/17/58	(500 bp) —	25,374
					Monthly
CMBX NA BB.9 Index	(6,566)	108,000	31,892	9/17/58	(500 bp) —	25,221
					Monthly
CMBX NA BB.9 Index	(3,127)	80,000	23,624	9/17/58	(500 bp) —	20,419
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	23,033	9/17/58	(500 bp) —	11,151
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	23,033	9/17/58	(500 bp) —	11,151
					Monthly
CMBX NA BB.9 Index	(1,933)	39,000	11,517	9/17/58	(500 bp) —	9,546
					Monthly
CMBX NA BBB– .10 Index	(113,959)	676,000	82,607	11/17/59	(300 bp) —	(31,746)
					Monthly
CMBX NA BBB– .10 Index	(59,128)	250,000	30,550	11/17/59	(300 bp) —	(28,724)
					Monthly
CMBX NA BBB– .10 Index	(53,390)	219,000	26,762	11/17/59	(300 bp) —	(26,756)
					Monthly
CMBX NA BBB– .10 Index	(27,596)	215,000	26,273	11/17/59	(300 bp) —	(1,448)
					Monthly
CMBX NA BBB– .10 Index	(19,291)	161,000	19,674	11/17/59	(300 bp) —	290
					Monthly
CMBX NA BBB– .10 Index	(27,781)	121,000	14,786	11/17/59	(300 bp) —	(13,065)
					Monthly
CMBX NA BBB– .10 Index	(26,413)	121,000	14,786	11/17/59	(300 bp) —	(11,697)
					Monthly
CMBX NA BBB– .10 Index	(11,275)	52,000	6,354	11/17/59	(300 bp) —	(4,951)
					Monthly
CMBX NA BBB– .10 Index	(9,947)	46,000	5,621	11/17/59	(300 bp) —	(4,353)
					Monthly
CMBX NA BBB–.11 Index	(43,694)	140,000	9,856	11/18/54	(300 bp) —	(33,920)
					Monthly
CMBX NA BBB–.11 Index	(12,907)	82,000	5,773	11/18/54	(300 bp) —	(7,182)
					Monthly
CMBX NA BBB–.7 Index	(30,222)	476,000	97,104	1/17/47	(300 bp) —	66,605
					Monthly
Upfront premium received	—	Unrealized appreciation				3,895,397
Upfront premium (paid)	(8,539,708)	Unrealized (depreciation)				(3,072,130)
Total	$(8,539,708)	Total				$823,267

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Premier Income Trust 97

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,067	$—	$—
Consumer cyclicals	290,138	9,296	—
Energy	31,999	213	431
Health care	17,516	—	—
Utilities and power	—	23,180	—
Total common stocks	340,720	32,689	431

Asset-backed securities	—	5,242,614	—
Convertible bonds and notes	—	40,582,514	—
Corporate bonds and notes	—	113,911,814	205
Foreign government and agency bonds and notes	—	68,788,287	—
Mortgage-backed securities	—	221,663,881	—
Preferred stocks	—	431,348	—
Purchased options outstanding	—	412,247	—
Purchased swap options outstanding	—	15,879,718	—
Senior loans	—	15,169,663	—
U.S. government and agency mortgage obligations	—	383,411,672	—
U.S. treasury obligations	—	1,300,555	—
Short-term investments	447,000	70,556,160	—
Totals by level	$787,720	$937,383,162	$636

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$128,797	$—
Futures contracts	(391,741)	—	—
Written options outstanding	—	(388,831)	—
Written swap options outstanding	—	(20,181,617)	—
Forward premium swap option contracts	—	1,741,673	—
TBA sale commitments	—	(138,140,473)	—
Interest rate swap contracts	—	(986,838)	—
Total return swap contracts	—	(6,270,844)	—
Credit default contracts	—	(29,994,492)	—
Totals by level	$(391,741)	$(194,092,625)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

98 Premier Income Trust

Statement of assets and liabilities 1/31/21 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $918,699,841)	$910,056,550
Affiliated issuers (identified cost $28,114,968) (Notes 1 and 5)	28,114,968
Foreign currency (cost $3,689) (Note 1)	9,652
Dividends, interest and other receivables	5,475,315
Receivable for investments sold	4,049,358
Receivable for sales of TBA securities (Note 1)	62,939,674
Receivable for variation margin on futures contracts (Note 1)	1,500
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,043,440
Unrealized appreciation on forward premium swap option contracts (Note 1)	11,857,450
Unrealized appreciation on forward currency contracts (Note 1)	2,234,385
Unrealized appreciation on OTC swap contracts (Note 1)	7,507,668
Premium paid on OTC swap contracts (Note 1)	8,539,708
Total assets	1,042,829,668

LIABILITIES
Payable to custodian	135,754
Payable for investments purchased	5,848,593
Payable for purchases of TBA securities (Note 1)	304,289,630
Payable for compensation of Manager (Note 2)	947,545
Payable for custodian fees (Note 2)	83,659
Payable for investor servicing fees (Note 2)	42,319
Payable for Trustee compensation and expenses (Note 2)	225,729
Payable for administrative services (Note 2)	5,661
Payable for variation margin on futures contracts (Note 1)	31,974
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,493,269
Distributions payable to shareholders	2,705,715
Unrealized depreciation on OTC swap contracts (Note 1)	20,303,181
Premium received on OTC swap contracts (Note 1)	25,712,113
Unrealized depreciation on forward currency contracts (Note 1)	2,105,588
Unrealized depreciation on forward premium swap option contracts (Note 1)	10,115,777
Written options outstanding, at value (premiums $19,847,407) (Note 1)	20,570,448
TBA sale commitments, at value (proceeds receivable $137,975,977) (Note 1)	138,140,473
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,747,555
Other accrued expenses	162,820
Total liabilities	535,667,803

Net assets	$507,161,865

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$684,046,298
Total distributable earnings (Note 1)	(176,884,433)
Total — Representing net assets applicable to capital shares outstanding	$507,161,865

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($507,161,865 divided by 102,212,143 shares)	$4.96

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 99

Statement of operations Six months ended 1/31/21 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $530) (including interest income of $22,136 from investments
in affiliated issuers) (Note 5)	$13,043,128
Dividends	13,526
Total investment income	13,056,654

EXPENSES
Compensation of Manager (Note 2)	1,860,062
Investor servicing fees (Note 2)	124,629
Custodian fees (Note 2)	85,290
Trustee compensation and expenses (Note 2)	11,125
Administrative services (Note 2)	8,356
Other	268,053
Total expenses	2,357,515
Expense reduction (Note 2)	(3,508)
Net expenses	2,354,007

Net investment income	10,702,647

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	11,133,856
Net increase from payments by affiliates (Note 2)	5,925
Foreign currency transactions (Note 1)	(66,339)
Forward currency contracts (Note 1)	(1,901,480)
Futures contracts (Note 1)	262,253
Swap contracts (Note 1)	(3,152,280)
Written options (Note 1)	8,650,903
Total net realized gain	14,932,838
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(12,715,994)
Assets and liabilities in foreign currencies	(2,635)
Forward currency contracts	1,621,246
Futures contracts	735,476
Swap contracts	6,549,187
Written options	14,295,346
Total change in net unrealized appreciation	10,482,626

Net gain on investments	25,415,464

Net increase in net assets resulting from operations	$36,118,111

The accompanying notes are an integral part of these financial statements.

100 Premier Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$10,702,647	$24,724,389
Net realized gain on investments
and foreign currency transactions	14,932,838	5,366,181
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	10,482,626	(53,472,100)
Net increase (decrease) in net assets resulting
from operations	36,118,111	(23,381,530)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(19,671,373)	(34,893,178)
From return of capital		(8,375,073)
Decrease from capital share transactions (Note 4)	(1,392,896)	(4,545,003)
Increase in capital share transactions from reinvestment
of distributions	—	1,238,602
Total increase (decrease) in net assets	15,053,842	(69,956,182)

NET ASSETS
Beginning of period	492,108,023	562,064,205
End of period	$507,161,865	$492,108,023

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	102,517,867	103,365,372
Shares repurchased (Note 5)	(305,724)	(1,089,857)
Shares issued in connection with reinvestment
of distributions	—	242,352
Shares outstanding at end of period	102,212,143	102,517,867

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 101

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months
	ended**		Year ended
	1/31/21	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$4.80	$5.44	$5.59	$5.56	$5.28	$5.72
Investment operations:
Net investment income [a]	.10	.24	.27	.31	.28	.31
Net realized and unrealized
gain (loss) on investments	.25	(.47)	(.05)	.03	.30	(.48)
Total from investment operations	.35	(.23)	.22	.34	.58	(.17)
Less distributions:
From net investment income	(.19)	(.34)	(.38)	(.31)	(.31)	(.31)
From return of capital	—	(.08)	—	—	—	—
Total distributions	(.19)	(.42)	(.38)	(.31)	(.31)	(.31)
Increase from shares repurchased	—[e]	.01	.01	—[e]	.01	.04
Net asset value, end of period	$4.96	$4.80	$5.44	$5.59	$5.56	$5.28
Market price, end of period	$4.63	$4.74	$5.32	$5.25	$5.39	$4.72
Total return at market price (%) [b]	1.79*	(3.19)	9.18	3.26	21.30	(1.31)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$507,162	$492,108	$562,064	$596,142	$596,641	$577,236
Ratio of expenses to average
net assets (%) [c]	.47*	.94	.93	.92	.92	.91
Ratio of net investment income
to average net assets (%)	2.15*	4.67	4.94	5.53	5.20	5.75
Portfolio turnover (%) [d]	524*	943	854	785	1,055	808

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 102

Notes to financial statements 1/31/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2020 through January 31, 2021.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected

Premier Income Trust 103

by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is

104 Premier Income Trust

determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts

Premier Income Trust 105

are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

106 Premier Income Trust

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Premier Income Trust 107

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $33,503,451 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $32,880,604 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as

108 Premier Income Trust

either short-term or long-term capital losses. At July 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$89,083,444	$27,659,804	$116,743,248

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $24,292,069 to its fiscal year ending July 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and July 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and July 31, 2020).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $779,769,934, resulting in gross unrealized appreciation and depreciation of $77,716,280 and $113,799,062, respectively, or net unrealized depreciation of $36,082,782.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund used targeted distribution rates, whose principal source of the distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.373% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage

Premier Income Trust 109

the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $5,925 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,508 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $347, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,664,096,917	$3,622,663,478
U.S. government securities (Long-term)	—	—
Total	$3,664,096,917	$3,622,663,478

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2020, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2021 (based on shares outstanding as of September 30, 2020). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 356 day period ending September 30, 2020 (based on shares outstanding as of October 9, 2019). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s

110 Premier Income Trust

Trustees. At Putnam’s recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated July 1, 2020.

For the reporting period, the fund repurchased 305,724 common shares for an aggregate purchase price of $1,392,896, which reflects a weighted-average discount from net asset value per share of 7.12%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 1,089,857 common shares for an aggregate purchase price of $4,545,003, which reflected a weighted-average discount from net asset value per share of 10.92%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 4,088 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $20,276 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/20	cost	proceeds	income	of 1/31/21
Short-term investments
Putnam Short Term
Investment Fund*	$21,644,013	$80,945,961	$74,475,006	$22,136	$28,114,968
Total Short-term
investments	$21,644,013	$80,945,961	$74,475,006	$22,136	$28,114,968

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted

Premier Income Trust 111

in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$254,000,000
Purchased currency option contracts (contract amount)	$147,500,000
Purchased swap option contracts (contract amount)	$1,386,100,000
Written TBA commitment option contracts (contract amount)	$265,400,000
Written currency option contracts (contract amount)	$134,800,000
Written swap option contracts (contract amount)	$1,251,700,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$464,300,000
Centrally cleared interest rate swap contracts (notional)	$2,053,700,000
OTC total return swap contracts (notional)	$48,900,000
Centrally cleared total return swap contracts (notional)	$323,500,000
OTC credit default contracts (notional)	$201,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$9,369,795	Payables	$39,357,467
Foreign exchange
contracts	Investments, Receivables	2,258,572	Payables	2,107,142
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	53,320,607*	Unrealized depreciation	63,536,293*
Total		$64,948,974		$105,000,902

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

112 Premier Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(3,133,438)	$(3,133,438)
Foreign exchange contracts	2,172,077	—	(1,901,480)	—	$270,597
Interest rate contracts	13,685,854	262,253	—	(18,842)	$13,929,265
Total	$15,857,931	$262,253	$(1,901,480)	$(3,152,280)	$11,066,424

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$7,346,969	$7,346,969
Foreign exchange contracts	(465,505)	—	1,621,246	—	$1,155,741
Interest rate contracts	(10,333,187)	735,476	—	(797,782)	$(10,395,493)
Total	$(10,798,692)	$735,476	$1,621,246	$6,549,187	$(1,892,783)

Premier Income Trust 113

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,789,746	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,789,746
OTC Total return
swap contracts*#	—	52,293	—	—	8,300	—	3,522	—	10,316	—	714	4,985	—	6,820	—	—	—	—	—	—	86,950
Centrally cleared total
return swap contracts§	—	—	253,694	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	253,694
OTC Credit
default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	2,125,311	1,490,080	—	947,622	—	—	2,182,766	1,165,533	1,451,663	—	—	—	—	—	—	9,362,975
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	1,500	—	—	—	—	—	—	—	—	1,500
Forward currency
contracts#	47,564	26,919	—	—	58,756	—	32,305	—	371,842	207,373	275,859	—	—	102,834	214,534	294,540	75,458	388,836	—	137,565	2,234,385
Forward premium swap
option contracts#	4,607,476	197,903	—	—	894,482	—	—	—	232,932	—	3,255,048	—	—	1,449,185	—	—	—	1,197,333	23,091	—	11,857,450
Purchased swap
options**#	231,484	516,243	—	—	45,768	—	—	—	1,216,760	—	4,619,978	—	—	8,400,393	—	—	309,225	539,867	—	—	15,879,718
Purchased options**#	—	—	—	—	—	—	—	—	—	15,193	388,060	—	—	8,994	—	—	—	—	—	—	412,247
Total Assets	$4,886,524	$793,358	$2,043,440	$—	$1,007,306	$2,125,311	$1,525,907	$—	$2,779,472	$222,566	$8,539,659	$2,189,251	$1,165,533	$11,419,889	$214,534	$294,540	$384,683	$2,126,036	$23,091	$137,565	$41,878,665
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	2,001,407	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,001,407
OTC Total return
swap contracts*#	—	31,332	—	—	—	—	7,603	2,035	14,587	—	2,408	2,411	—	—	—	—	—	—	—	—	60,376
Centrally cleared total
return swap contracts§	—	—	491,862	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	491,862
OTC Credit
default contracts —
protection sold*#	464,158	—	—	—	—	5,621,667	8,353,822	—	5,820,452	—	—	11,138,570	1,320,425	6,638,373	—	—	—	—	—	—	39,357,467
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	31,974	—	—	—	—	—	—	—	—	31,974
Forward currency
contracts#	95,363	21,101	—	—	90,059	—	61,292	—	279,253	258,482	270,849	—	—	260,136	174,282	175,773	56,904	307,352	—	54,742	2,105,588

114 Premier Income Trust	Premier Income Trust 115

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Forward premium swap
option contracts#	$3,147,845	$133,222	$—	$—	$1,026,695	$—	$—	$—	$193,490	$—	$2,715,145	$—	$—	$1,580,546	$—	$—	$—	$1,308,216	$10,618	$—	$10,115,777
Written swap options#	305,953	805,416	—	—	1,483,307	—	—	—	978,570	—	8,306,390	—	—	6,780,924	—	—	463,777	1,057,280	—	—	20,181,617
Written options#	—	—	—	—	—	—	—	—	—	980	387,277	—	—	574	—	—	—	—	—	—	388,831
Total Liabilities	$4,013,319	$991,071	$2,493,269	$—	$2,600,061	$5,621,667	$8,422,717	$2,035	$7,286,352	$259,462	$11,682,069	$11,172,955	$1,320,425	$15,260,553	$174,282	$175,773	$520,681	$2,672,848	$10,618	$54,742	$74,734,899
Total Financial and
Derivative Net Assets	$873,205	$(197,713)	$(449,829)	$—	$(1,592,755)	$(3,496,356)	$(6,896,810)	$(2,035)	$(4,506,880)	$(36,896)	$(3,142,410)	$(8,983,704)	$(154,892)	$(3,840,664)	$40,252	$118,767	$(135,998)	$(546,812)	$12,473	$82,823	$(32,856,234)
Total collateral
received (pledged)†##	$873,205	$(197,713)	$—	$—	$(1,446,759)	$(3,496,356)	$(6,849,739)	$—	$(4,275,716)	$190,000	$(3,066,387)	$(8,983,704)	$(152,989)	$(3,374,691)	$40,252	$118,767	$(81,997)	$(546,812)	$—	$—
Net amount	$—	$—	$(449,829)	$—	$(145,996)	$—	$(47,071)	$(2,035)	$(231,164)	$(226,896)	$(76,023)	$—	$(1,903)	$(465,973)	$—	$—	$(54,001)	$—	$12,473	$82,823
Controlled collateral
received (including
TBA commitments)**	$1,036,741	$—	$—	$—	$—	$—	$—	$—	$—	$190,000	$—	$257,000	$—	$—	$129,564	$134,250	$—	$—	$—	$—	$1,747,555
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$—	$(382,924)	$—	$(106,989)	$(1,446,759)	$(3,538,769)	$(6,849,739)	$—	$(4,275,716)	$—	$(3,066,387)	$(9,123,675)	$(152,989)	$(3,374,691)	$—	$—	$(81,997)	$(586,958)	$—	$—	$(32,987,593)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $841,000 and $7,952,094, respectively.

Note 10: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

116 Premier Income Trust	Premier Income Trust 117

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
Equity Income Fund
International Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

118 Premier Income Trust

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2030 Fund
Asset Allocation	Putnam Retirement Advantage 2025 Fund
Dynamic Risk Allocation Fund
George Putnam Balanced Fund	RetirementReady® Maturity Fund
RetirementReady® 2060 Fund
Dynamic Asset Allocation Balanced Fund	RetirementReady® 2055 Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® 2050 Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Premier Income Trust 119

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

120 Premier Income Trust

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant's identified portfolio managers included in the registrant's report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2020	—	—	—	9,246,680
September 1 — September 30, 2020	—	—	—	9,246,680
October 1 — October 31, 2020	67,352	$4.48	67,352	10,184,435
November 1 — November 30, 2020	—	—	—	10,184,435
December 1 — December 31, 2020	238,372	$4.58	238,372	9,946,063
January 1 — January 31, 2021	—	—	—	9,946,063

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2019, which was in effect between October 10, 2019 and September 30, 2020, allowed the fund to repurchase up to 10,336,537 of its shares. The program renewed by the Board in September 2020, which is in effect between October 1, 2020 and September 30, 2021, allows the fund to repurchase up to 10,251,786 of its shares.

**	Information prior to October 1, 2020 is based on the total number of shares eligible for repurchase under the program, as amended through September 2019. Information from October 1, 2020 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2020.

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2021